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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09913

                           AIM Counselor Series Trust
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 8/31/09

     The Registrant is filing this Amendment to its Certified Shareholder Report on Form N-CSR filed with the Securities and Exchange Commission on November 6, 2009 to amend Item 1 "Reports to Stockholders" with respect to AIM Core Plus Bond Fund's annual report. The purpose of this Amendment is to remove the first bullet regarding active and frequent trading of portfolio securities under the heading "Management's Discussion of Fund Performance - Principal risk of investing in the Fund" and to revise the portfolio turnover listed in Note 9 "Financial Highlights" in the annual report. This N-CSR/S also updates Item 11 "Controls and Procedures" as required. Other than the aforementioned revisions this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein in any way.

Item 1. Reports to Stockholders.

[INVESCO AIM LOGO]          ANNUAL REPORT TO SHAREHOLDERS        AUGUST 31, 2009
 - SERVICE MARK -
                            AIM CORE PLUS BOND FUND

                                    [GRAPHIC]

2      Letters to Shareholders
4      Performance Summary
4      Management Discussion
6      Fund Performance
7      Supplemental Information
8      Schedule of Investments
13     Financial Statements
15     Notes to Financial Statements
23     Financial Highlights
24     Auditor's Report
25     Fund Expenses
26     Approval of Investment Advisory and Sub-Advisory Agreements
28     Tax Information
T-1    Trustees and Officers

                                     Dear Shareholders:

                                     While the year covered by this report was difficult -- for long-time investors and veteran investment professionals alike -- economic conditions and market trends appeared much more favorable at the close of the fiscal year than at its start.
               [TAYLOR
                PHOTO]                   The 12 months ended August 31, 2009, included a sharp market sell-off that occurred in the second half of 2008. That downturn affected virtually all sectors, markets and investors. The decline had a number of causes, the most immediate being unprecedented turmoil in credit markets. Economic uncertainty prompted banks to hoard cash and reduce lending, and caused
            Philip Taylor            investors to shun short-term corporate debt. As a result, businesses found it difficult to fund their day-to-day operations, and the U.S. economy -- as well as economies around the globe --
                                     virtually froze briefly.

                                     INCREASED COMMUNICATION

                                     These developments prompted a greater-than-usual number of shareholders to contact me. Some of you took the time to write a letter while others of you emailed me at phil@invescoaim.com.

   Many of you sought explanations for the decline in the value of your accounts, while others asked more general questions about when the economy might improve. Your questions, comments and suggestions gave me better insight into what was on your minds, and I was pleased that so many of you took the time to share your thoughts with me.

   As a result, Invesco Aim's investment professionals and I have increased our efforts to stay in touch with and share our views with you. We increased the number of "Investment Perspectives" articles on our website, invescoaim.com. Through these articles, we've tried to provide timely market commentary, general investor education information and sector updates. I hope you'll take a moment to read them and let me know if you find them useful.

   To access your Fund's latest quarterly commentary, click on "Products and Performance" at the top of our website; next, select
"Mutual Funds"; and then click on "Quarterly Commentary."

   I also hope you've stayed in touch with your financial advisor. An experienced financial advisor who is familiar with your individual investment goals, time horizon and risk tolerance can be a source of comfort and information during uncertain times. He or she can monitor your investments to ensure they're on track and can prevent you from making impulsive short-term decisions that may have adverse long-term consequences.

REASONS FOR OPTIMISM

The economy and equity markets reacted to a barrage of negative news during the year. Consumer spending -- which accounts for more than two-thirds(1) of the U.S. economy -- was sluggish as unemployment rose; more workers worried about their job security; home and portfolio values declined; and credit became more difficult to obtain.

   In his semiannual monetary policy report to Congress in late July, U.S. Federal Reserve Board Chairman Ben Bernanke summarized the stresses and strains the U.S. and global economies suffered in late 2008 and early 2009. Importantly, he suggested that the aggressive, coordinated actions taken by governments and central banks around the world finally may be yielding results. He testified that:

   o  The pace of overall economic decline appears to have slowed significantly.

   o  Credit availability, for consumers and businesses, has improved noticeably.

   o  Investors' extreme risk aversion has eased somewhat.

   o  The decline in housing activity appears to have moderated.

   While these and other trends offer encouragement, uncertainties remain. Chairman Bernanke testified that he anticipates a gradual recovery in 2010 with some acceleration in economic growth in 2011, together with subdued inflation over the next two years. His considered judgment appears to be shared by investors who have begun to return, cautiously, to the equities market, causing major
U.S. stock-market indexes to bounce off their March lows.

A SINGLE FOCUS

I believe Invesco Aim is uniquely positioned to serve our clients. Our parent company, Invesco Ltd., is one of the largest(2) and most diversified global asset managers. It provides clients with diversified investment strategies and a range of investment products managed by distinct management teams around the world. We believe we can serve you best by focusing on one thing and doing it well: managing your money.

   Our investment professionals have managed clients' money in up markets and down markets. All of us here recognize that market conditions change often; what will not change is our commitment to putting our clients first, helping you achieve your financial goals and providing excellent customer service.

   If you have questions about this report or your account, please contact one of our client services representatives at 800 959
4246. If you have comments for me, I encourage you to email me at phil@invescoaim.com.

   Thank you for investing with us. All of us at Invesco Aim look forward to serving you.

Sincerely,


/S/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim

(1) Reuters;

(2) Pensions & Investments


2   AIM CORE PLUS BOND FUND

                                     Dear Fellow Shareholders:

                                     Although the economy and financial markets have shown some signs of hope, investors remain
              [CROCKETT              rightfully cautious. Staying with an appropriately diversified investment program focused on
                PHOTO]               your individual long-term goals can be a wise course in such uncertain times. We believe the route to financial success is more like a marathon than a sprint.

                                        Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your money and your trust. As always, we seek to manage costs and enhance
           Bruce Crockett            performance in ways that put your interests first.

                                        We are near the end of a busy 2009 proxy season, during which Invesco Aim Advisors, Inc.'s proxy committee votes on your behalf on issues put to a shareholder vote by the companies whose stock the Funds hold. This year, after careful case-by-case analysis by committee members and portfolio managers, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence,
Say-On-Pay initiatives, and stock option re-pricing in light of the market's decline. The committee remained committed to supporting non-binding Say-on-Pay proposals and abstaining from voting on social issues.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   The website also contains news and market information, investment education and planning information and current reports and prospectuses for all the AIM Funds and I highly recommend it to you.

   You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees


3    AIM CORE PLUS BOND FUND

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
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MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

PERFORMANCE SUMMARY                                                                       well as the risk parameters for the Fund.
                                                                                          Investments are evaluated for liquidity
From the Fund's inception on June 3, 2009, to the close of the fiscal year on August      and risk versus relative value. Working
31, 2009, Class A shares of AIM Core Plus Bond Fund, at net asset value (NAV),            closely with sector specialists and
outperformed the Fund's broad market and style-specific index, the Barclays Capital       traders, we determine the timing and
U.S. Aggregate Index.(triangle) The Fund outperformed mainly due to its out-of-index      amount of each alpha decision to use in
allocation to high-yield corporate bonds and its underweight allocation to U.S.           the portfolio.
government securities.
                                                                                             Sell decisions are based on:
   Additional performance information appears later in this report.
                                                                                          o  Changes in security or issuer credit
---------------------------------------------------------------------------------------      quality.
FUND VS. INDEXES
                                                                                          o  Changes in the perceived relative
Cumulative total returns, 6/3/09 to 8/31/09, at net asset value (NAV). Performance           value of a security leading the team
shown does not include applicable contingent deferred sales charges (CDSC) or front-end      to seek better alternative
sales charges, which would have reduced performance.                                         opportunities.

Class A Shares                                                                    3.58%   o  Changes in economic or market outlook
Class B Shares                                                                    3.39       that warrant a modification of the
Class C Shares                                                                    3.39       Fund's duration.
Class R Shares                                                                    3.51
Class Y Shares                                                                    3.64    o  Changes in yield curve shape that
Barclays Capital U.S. Aggregate Index(triangle)(Broad Market/                                alter positioning strategies.
   Style-Specific Index)                                                          3.27
Lipper Intermediate Investment Grade Debt Funds Index(triangle)                           o  Changes in specific sector outlooks
   (Peer Group Index)                                                             5.29       or sectors falling out of favor.

(triangle)Lipper Inc.                                                                     ------------------------------------------
                                                                                          MARKET CONDITIONS AND YOUR FUND
See page 7 for a detailed explanation of Fund performance.
                                                                                          Bond market volatility waned
------------------------------------------                                                significantly in 2009, despite persistent
HOW WE INVEST                                                                             economic uncertainty and escalating
                                             opportunities for investors that are best    inflation fears. Government intervention
We invest primarily in investment grade      captured by independent specialist           and attractive valuations spurred
fixed-income securities represented by the   decision makers interconnected as a global   investors' risk appetite across
sector categories within the Barclays        team. We use this philosophy in an effort    non-government securities. Spread premiums
Capital U.S. Aggregate Index. We may also    to produce total return for our              compressed to comparable Treasuries which
invest in derivative instruments such as     shareholders.                                boosted returns for these riskier assets.
futures contracts and swap agreements                                                     The U.S. Federal Reserve left its federal
(including, but not limited to, credit          Our security selection is supported by    funds target rate in a range of zero to
default swaps) and engage in mortgage        a team of independent specialists. Team      0.25% even as the outlook for the economy
dollar roll transactions, a form of          members conduct top-down macroeconomic       and the markets remained uncertain.(1)
repurchase agreement activity in the         analysis as well as bottom-up analysis on
to-be-announced market for agency            individual securities. Recommendations are      In this environment, the Barclays
mortgage-backed securities. Out-of-index     communicated to portfolio managers through   Capital U.S. Aggregate Index returned
alpha sources may make up to 30% of the      proprietary technology that allows all       4.62% year to date through August 31,
overall portfolio and can include foreign    investment professionals to communicate in   2009.(2) Many weak asset classes last year
government or corporate bonds, emerging      a timely manner.                             have been among the strongest performers
market debt, non-dollar denominated                                                       in 2009, as a rally in credit-related
securities and high yield (below                Portfolio construction begins with a      fixed income assets, which began during
investment grade) bonds.                     well-defined Fund design that establishes    the first quarter, carried over and
                                             the target investment vehicles for           spreads continued to tighten through the
   We believe dynamic and complex            generating the desired "alpha" (the extra    end of the fiscal year.
fixed-income markets may create              return above a specific benchmark) as

------------------------------------------   ------------------------------------------   ------------------------------------------
PORTFOLIO COMPOSITION                        TOP 10 FIXED INCOME ISSUERS*                 Total Net Assets              $3.6 million
By security type, based on net assets
                                                                                          Total Number of Holdings*              102
Bonds and Notes                      35.7%    1. U.S. Treasury                    19.9%
U.S. Government Sponsored                     2. Federal Home Loan Mortgage               The Fund's holdings are subject to change,
Mortgage Backed Securities           35.1        Corp.                            18.1    and there is no assurance that the Fund
U.S. Treasury Securities             19.9     3. Federal National Mortgage                will continue to hold any particular
Asset-Backed Securities               9.5        Association                      17.0    security.
Money Market Funds                            4. Bear Stearns Commercial
Plus Other Assets Less Liabilities   -0.2        Mortgage Securities               2.1    *  Excluding money market fund holdings.
                                              5. Morgan Stanley Capital I          2.1
                                              6. GS Mortgage Securities Corp. II   1.4
                                              7. BA Credit Card Trust              1.1
                                              8. Citigroup Mortgage Loan
                                                 Trust Inc.                        1.1
                                              9. Wachovia Corp.                    1.0
                                             10. British Sky Broadcasting
                                                 Group PLC                         0.9


4    AIM CORE PLUS BOND FUND

   A shrinking economy and rising               The Fund targets a portfolio duration                  CHUCK BURGE
unemployment are elements of a challenging   within a band of plus or minus one year of                Senior portfolio manager, is
fundamental backdrop for many                the benchmark's duration. Duration             [BURGE     manager of AIM Core Plus Bond
consumer-related fixed-income securities,    measures a portfolio's price sensitivity        PHOTO]    Fund. Mr. Burge joined
but their strong rebound of late             to interest rate changes; a shorter                       Invesco in 2002 and assumed
demonstrates that their valuations had       duration portfolio tends to be less                       his fund management
been pushed below levels warranted even by   sensitive to these changes. We maintained    responsibilities in 2009. He earned a B.S.
poor fundamentals. U.S. investment grade     a shorter-than-benchmark duration since      in economics from Texas A&M University and
corporate credit, represented by the         the Fund's inception, and therefore did      an M.B.A. in finance and accounting from
Barclays Capital U.S. Credit Index, posted   not fully benefit from the fall in           Rice University.
a 16.08% excess return over comparable       general market yields during July and
Treasuries on a year-to-date basis through   August. The Fund's yield curve posture                    CINDY BRIEN
August 31, 2009.(3) For the same period,     over the period was neutral to the                        Chartered Financial Analyst,
the Barclays Capital U.S. Corporate High     benchmark; therefore its impact on the         [BRIEN     portfolio manager, is manager
Yield Index posted a 42.24% excess return,   Fund's relative performance was                 PHOTO]    of AIM Core Plus Bond Fund.
the Barclays Capital Asset-Backed            negligible.                                               Ms. Brien joined Invesco Aim
Securities Index posted a 21.15% excess                                                                in 1996. She earned a B.B.A.
return, the Barclays Capital                    Thank you for investing in AIM Core       from The University of Texas at Austin.
Mortgage-Backed Securities Index posted a    Plus Bond Fund and for sharing our           Ms. Brien is a director and a former
3.75% excess return, and the Barclays        long-term investment horizon.                president of the CFA Society of Houston.
Capital CMBS ERISA-Eligible Index posted a
23.06% excess return.(3)                     (1) U.S. Federal Reserve                                  CLAUDIA CALICH
                                                                                                       Senior portfolio manager, is
   In the improving bond market              (2) Lipper Inc.                                [CALICH    manager of AIM Core Plus Bond
environment that characterized the 89-day                                                    PHOTO]    Fund. Ms. Calich joined
period between the Fund's inception on       (3) Barclays Capital                                      Invesco Worldwide Fixed
June 3, 2009, and the end of the fiscal                                                                Income in 2004 and leads its
year on August 31, 2009, sector allocation   The views and opinions expressed in          Emerging Markets Team. She earned a B.A.
and security selection were primary          management's discussion of Fund              with honors from Susquehanna University
factors affecting the Fund's relative and    performance are those of Invesco Aim         and an M.A. in international economics
absolute performance. Our emphasis on        Advisors, Inc. These views and opinions      from the International University of Japan
investment grade credit, and our nearly      are subject to change at any time based on   in Niigata.
15% allocation to out-of-index high yield    factors such as market and economic
bonds, drove the Fund's outperformance       conditions. These views and opinions may                  PETER EHRET
relative to its benchmark. For the period,   not be relied upon as investment advice or                Chartered Financial Analyst,
U.S. investment grade credit and high        recommendations, or as an offer for a          [EHERT     senior portfolio manager, is
yield were among the best performing bond    particular security. The information is         PHOTO]    manager of AIM Core Plus Bond
market sectors, returning 8.11% and          not a complete analysis of every aspect of                Fund. He joined Invesco
9.02%(3), respectively, while the Barclays   any market, country, industry, security or                World-wide Fixed Income in
Capital U.S. Aggregate Index returned        the Fund. Statements of fact are from        2001. Mr. Ehret graduated cum laude with a
3.27%.(2)                                    sources considered reliable, but Invesco     B.S. in economics and statistics from the
                                             Aim Advisors, Inc. makes no representation   University of Minnesota. He also earned an
   Security selection that favored           or warranty as to their completeness or      M.S. in real estate appraisal and
industrial investment grade corporates       accuracy. Although historical performance    investment analysis from the University of
over financials and utilities bonds          is no guarantee of future results, these     Wisconsin-Madison.
proved a mild detractor from relative        insights may help you understand our
performance, but on an absolute basis was    investment management philosophy.
still beneficial to the Fund. At the same
time, the Fund benefited from underweight    See important Fund and index disclosures
positions in U.S. government securities,     later in this report.
relative to its benchmark.(3) The Barclays
Capital U.S. Government Index returned
only 1.45% from June 3, 2009, to August
31, 2009.(3)

   While the Fund maintained investment
grade average credit quality overall, it benefited from its tactical allocation to lower quality, high yield bonds as that segment of the U.S. bond market generally outperformed the highest quality bonds during the period.


5    AIM CORE PLUS BOND FUND

------------------------------------------------------------------------------------------------------------------------------------
FUND PERFORMANCE

------------------------------------------   ------------------------------------------
CUMULATIVE TOTAL RETURNS                     CUMULATIVE TOTAL RETURNS                        CLASS A SHARE PERFORMANCE REFLECTS THE
As of 8/31/09, including maximum             As of 6/30/09, the most recent calendar      MAXIMUM 4.75% SALES CHARGE, AND CLASS B
applicable sales charges                     quarter-end, including maximum applicable    AND CLASS C SHARE PERFORMANCE REFLECTS THE
                                             sales charges                                APPLICABLE CONTINGENT DEFERRED SALES
                                                                                          CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
CLASS A SHARES                               CLASS A SHARES                               CDSC ON CLASS B SHARES DECLINES FROM 5%
Inception (6/3/09)                  -1.36%   Inception (6/3/09)                  -4.69%   BEGINNING AT THE TIME OF PURCHASE TO 0% AT
                                                                                          THE BEGINNING OF THE SEVENTH YEAR. THE
CLASS B SHARES                               CLASS B SHARES                               CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
Inception (6/3/09)                  -1.61%   Inception (6/3/09)                  -4.98%   YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
                                                                                          HAVE A FRONT-END SALES CHARGE; RETURNS
CLASS C SHARES                               CLASS C SHARES                               SHOWN ARE AT NET ASSET VALUE AND DO NOT
Inception (6/3/09)                   2.39%   Inception (6/3/09)                  -0.98%   REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
                                                                                          ON A TOTAL REDEMPTION OF RETIREMENT PLAN
CLASS R SHARES                               CLASS R SHARES                               ASSETS WITHIN THE FIRST YEAR. CLASS Y
Inception (6/3/09)                   3.51%   Inception (6/3/09)                   0.06%   SHARES DO NOT HAVE A FRONT-END SALES
                                                                                          CHARGE OR A CDSC; THEREFORE, PERFORMANCE
CLASS Y SHARES                               CLASS Y SHARES                               IS AT NET ASSET VALUE.
Inception (6/3/09)                   3.64%   Inception (6/3/09)                   0.10%
                                                                                             THE PERFORMANCE OF THE FUND'S SHARE
THE PERFORMANCE DATA QUOTED REPRESENT PAST   OF THIS REPORT FOR CLASS A, CLASS B, CLASS   CLASSES WILL DIFFER PRIMARILY DUE TO
PERFORMANCE AND CANNOT GUARANTEE             C, CLASS R AND CLASS Y SHARES WAS 0.90%,     DIFFERENT SALES CHARGE STRUCTURES AND
COMPARABLE FUTURE RESULTS; CURRENT           1.65%, 1.65%, 1.15% AND 0.65%,               CLASS EXPENSES.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   RESPECTIVELY.(1) THE TOTAL ANNUAL FUND
VISIT INVESCOAIM.COM FOR THE MOST RECENT     OPERATING EXPENSE RATIO SET FORTH IN THE        HAD THE ADVISOR NOT WAIVED FEES
MONTH-END PERFORMANCE. PERFORMANCE FIGURES   MOST RECENT FUND PROSPECTUS AS OF THE DATE   AND/OR REIMBURSED EXPENSES, PERFORMANCE
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    OF THIS REPORT FOR CLASS A, CLASS B, CLASS   WOULD HAVE BEEN LOWER.
IN NET ASSET VALUE AND THE EFFECT OF THE     C, CLASS R AND CLASS Y SHARES WAS 2.67%,
MAXIMUM SALES CHARGE UNLESS OTHERWISE        3.42%, 3.42%, 2.92% AND 2.42%,               (1) Total annual operating expenses less
STATED. INVESTMENT RETURN AND PRINCIPAL      RESPECTIVELY. THE EXPENSE RATIOS PRESENTED       any contractual fee waivers and/or
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    ABOVE MAY VARY FROM THE EXPENSE RATIOS           expense reimbursements by the advisor
A GAIN OR LOSS WHEN YOU SELL SHARES.         PRESENTED IN OTHER SECTIONS OF THIS REPORT       in effect through at least June 30,
                                             THAT ARE BASED ON EXPENSES INCURRED DURING       2010. See current prospectus for more
   THE NET ANNUAL FUND OPERATING EXPENSE     THE PERIOD COVERED BY THIS REPORT.               information.
RATIO SET FORTH IN THE MOST RECENT FUND
PROSPECTUS AS OF THE DATE

------------------------------------------------------------------------------------------------------------------------------------
continued from page 7

                                                                                          ------------------------------------------
   excluded, but Canadian and global bonds   o  The BARCLAYS CAPITAL U.S. GOVERNMENT      OTHER INFORMATION
   (SEC-registered) of issuers in               INDEX consists of securities issued by
   non-emerging countries are included.         the U.S. government including public      o  The Chartered Financial Analyst (R)
                                                obligations of the U.S. Treasury with a      (CFA(R)) designation is globally
o  The BARCLAYS CAPITAL ASSET-BACKED            remaining maturity of one year or more       recognized and attests to a
   SECURITIES INDEX is a subset of the          or publicly issued debt of U.S.              charter-holder's success in a rigorous
   Barclays Capital U.S. Aggregate Index        government agencies, quasi-federal           and comprehensive study program in the
   that focuses on credit cards, auto           corporations and corporate or foreign        field of investment management and
   loans and home equity loans. The index       debt guaranteed by the U.S. government.      research analysis.
   includes only the senior class and
   ERISA-eligible B and C tranches of each   o  The Fund is not managed to track the      o  Industry classifications used in this
   ABS issue.                                   performance of any particular index,         report are generally according to the
                                                including the indexes defined here, and      Global Industry Classification
o  The BARCLAYS CAPITAL MORTGAGE-BACKED         consequently, the performance of the         Standard, which was developed by and is
   SECURITIES INDEX is an unmanaged index       Fund may deviate significantly from the      the exclusive property and a service
   composed of all fixed securities             performance of the indexes.                  mark of MSCI Inc. and Standard &
   mortgage pools by GNMA, FNMA and the                                                      Poor's.
   FHLMC, including GNMA Graduated Payment   o  A direct investment cannot be made in
   Mortgages.                                   an index. Unless otherwise indicated,     o  The returns shown in management's
                                                index results include reinvested             discussion of Fund performance are
o  The BARCLAYS CAPITAL CMBS                    dividends, and they do not reflect           based on net asset values calculated
   ERISA-ELIGIBLE INDEX is the                  sales charges. Performance of an index       for shareholder transactions. Generally
   ERISA-eligible component of the              of funds reflects fund expenses;             accepted accounting principles require
   Barclays Capital CMBS Index, which           performance of a market index does not.      adjustments to be made to the net
   measures the performance of the                                                           assets of the Fund at period end for
   commercial mortgage-backed securities                                                     financial reporting purposes, and as
   (CMBS) market. The index includes                                                         such, the net asset values for
   investment grade securities that are                                                      shareholder transactions and the
   ERISA eligible under the underwriter's                                                    returns based on those net asset values
   exemption.                                                                                may differ from the net asset values
                                                                                             and returns reported in the Financial
                                                                                             Highlights.


6    AIM CORE PLUS BOND FUND

------------------------------------------------------------------------------------------------------------------------------------
AIM CORE PLUS BOND FUND'S INVESTMENT OBJECTIVE IS TOTAL RETURN.

o  Unless otherwise stated, information presented in this report is as of August 31, 2009, and is based on total net assets.

o  Unless otherwise noted, all data provided by Invesco Aim.

------------------------------------------
ABOUT SHARE CLASSES                             inflation or sharply devalued                changes in the rate at which the
                                                currencies against the U.S. dollar.          underlying loans are prepaid.
o  Effective September 30, 2003, for            Transaction costs are often higher, and
   qualified plans only, those previously       there may be delays in settlement         o  Nondiversification increases the risk
   established are eligible to purchase         procedures.                                  that the value of the Fund's shares may
   Class B shares of any AIM fund. Please                                                    vary more widely, and the Fund may be
   see the prospectus for more               o  Foreign securities have additional           subject to greater investment and
   information.                                 risks, including exchange rate changes,      credit risk than if it invested more
                                                political and economic upheaval,             broadly.
o  Class R shares are available only to         relative lack of information,
   certain retirement plans. Please see         relatively low market liquidity, and      o  Reinvestment risk is the risk that a
   the prospectus for more information.         the potential lack of strict financial       bond's cash flows will be reinvested at
                                                and accounting controls and standards.       an interest rate below that of the
o  Class Y shares are available to only                                                      original bond.
   certain investors. Please see the         o  Lower rated securities may be more
   prospectus for more information.             susceptible to real or perceived          o  The Fund may invest in obligations
                                                adverse economic and competitive             issued by agencies and
------------------------------------------      industry conditions, and the secondary       instrumentalities of the U.S.
PRINCIPAL RISKS OF INVESTING IN THE FUND        markets in which lower rated securities      government that may vary in the level
                                                are traded may be less liquid than           of support they receive from the U.S.
o  Individually negotiated, or                  higher grade securities. The loans in        government. The U.S. government may
   over-the-counter, derivatives are also       which the Fund may invest are typically      choose not to provide financial support
   subject to counterparty risk -- the          noninvestment-grade and involve a            to U.S.-government- sponsored agencies
   risk that the other party to the             greater risk of default on interest and      or instrumentalities if it is not
   contract will not fulfill its                principal payments and of price changes      legally obligated to do so. In this
   contractual obligation to complete the       due to the changes in the credit             case, if the issuer defaulted, the fund
   transaction of an underlying fund.           quality of the issuer.                       holding securities of such an issuer
                                                                                             might not be able to recover its
o  Credit risk is the risk of loss on an     o  Interest rate risk refers to the risk        investment from the U.S. government.
   investment due to the deterioration of       that bond prices generally fall as
   an issuer's financial health. Such a         interest rates rise and vice versa.       ABOUT INDEXES USED IN THIS REPORT
   deterioration of financial health may
   result in a reduction of the credit       o  Leveraging entails risks such as          o  The BARCLAYS CAPITAL U.S. AGGREGATE
   rating of the issuer's securities and        magnifying changes in the value of the       INDEX covers U.S. investment-grade
   may lead to the issuer's inability to        portfolio's securities.                      fixed-rate bonds with components for
   honor its contractual obligations,                                                        government and corporate securities,
   including making timely payment of        o  Since a large percentage of the Fund's       mortgage pass-throughs, and
   interest and principal.                      assets may be invested in securities of      asset-backed securities.
                                                a limited number of companies, each
o  The Fund is subject to currency/             investment has a greater effect on the    o  The LIPPER INTERMEDIATE INVESTMENT
   exchange rate risk because it may buy        Fund's overall performance, and any          GRADE DEBT FUNDS INDEX is an equally
   or sell currencies other than the U.S.       change in the value of those securities      weighted representation of the largest
   dollar.                                      could significantly affect the value of      funds in the Lipper Intermediate
                                                your investment in the Fund.                 Investment Grade Debt Funds category.
o  The Fund may use enhanced investment                                                      These funds invest at least 65% of
   techniques such as derivatives. The       o  A majority of the Fund's assets are          assets in investment-grade debt issues
   principal risk of derivatives is that        likely to be invested in loans and           (rated in the top four grades) with
   the fluctuations in their values may         securities that are less liquid than         dollar-weighted average maturities of
   not correlate perfectly with the             those rated on national exchanges.           five to 10 years.
   overall securities markets. Derivatives
   are subject to counterparty risk -- the   o  There is no guarantee that the invest     o  The BARCLAYS CAPITAL U.S. CREDIT INDEX
   risk that the other party will not           -ment techniques and risk analysis used      is an unmanaged index that consists of
   complete the transaction with the Fund.      by the Fund's portfolio managers will        publicly issued, SEC-registered U.S.
                                                produce the desired results.                 corporate and specified foreign
o  Investing in developing countries can                                                     debentures and secured notes that meet
   add additional risk, such as high rates   o  The prices of securities held by the         the specified maturity, liquidity
   of                                           Fund may decline in response to market       and quality requirements.
                                                risks.
                                                                                          o  The BARCLAYS CAPITAL U.S. CORPORATE
                                             o  The Fund may invest in mortgage and          HIGH YIELD INDEX covers the universe of
                                                asset-backed securities. These               fixed rate, non-investment grade debt.
                                                securities are subject to prepayment or      Pay-in-kind bonds, Eurobonds, and debt
                                                call risk, which is the risk that            issues from countries designated as
                                                payments from the borrower may be            emerging markets are
                                                received earlier or later than expected
                                                due to                                    continued on page 6

                                                                                          ------------------------------------------
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.           Class A Shares                       ACPSX
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      Class B Shares                       CPBBX
                                                                                          Class C Shares                       CPCFX
---------------------------------------------------------------------------------------   Class R Shares                       CPBRX
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE                                     Class Y Shares                       CPBYX


7    AIM CORE PLUS BOND FUND

SCHEDULE OF INVESTMENTS(a)

August 31, 2009



                                                     PRINCIPAL
                                                       AMOUNT        VALUE
-----------------------------------------------------------------------------

BONDS & NOTES-35.71%

AEROSPACE & DEFENSE-1.25%

Alliant Techsystems Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  6.75%, 04/01/16                                     $ 10,000    $     9,625
-----------------------------------------------------------------------------
BE Aerospace, Inc.,
  Sr. Unsec. Unsub. Notes,
  8.50%, 07/01/18                                       10,000          9,950
-----------------------------------------------------------------------------
Northrop Grumman Corp.,
  Sr. Unsec. Unsub. Notes,
  5.05%, 08/01/19                                       25,000         25,877
=============================================================================
                                                                       45,452
=============================================================================


AGRICULTURAL PRODUCTS-0.63%

Bunge Limited Finance Corp.,
  Sr. Unsec. Gtd. Notes,
  8.50%, 06/15/19                                       20,000         22,990
=============================================================================


AIRLINES-1.86%

American Airlines Pass Through Trust,
  Series 2001-2, Class A-1, Sec. Global Pass
  Through Ctfs.,
  6.98%, 04/01/11                                       13,053         12,714
-----------------------------------------------------------------------------
  Series 2009-1A, Sec. Pass Through Ctfs.,
  10.38%, 07/02/19                                      20,000         21,075
-----------------------------------------------------------------------------
Continental Airlines Inc.,
  Pass Through Ctfs.,
  9.00%, 07/08/16                                       30,000         30,919
-----------------------------------------------------------------------------
Delta Air Lines, Inc.,
  Series 2002-1, Class C, Sec. Pass Through Ctfs.,
  7.78%, 01/02/12                                        3,108          2,975
=============================================================================
                                                                       67,683
=============================================================================


APPAREL RETAIL-0.70%

Limited Brands, Inc.,
  Sr. Notes,
  8.50%, 06/15/19(b)                                    25,000         25,375
=============================================================================


AUTO PARTS & EQUIPMENT-0.38%

Affinia Group Inc.,
  Sr. Sec. Notes,
  10.75%, 08/15/16(b)                                    5,000          5,219
-----------------------------------------------------------------------------
Allison Transmission Inc.,
  Sr. Unsec. Gtd. Toggle Notes,
  11.25%, 11/01/15(b)                                   10,000          8,550
=============================================================================
                                                                       13,769
=============================================================================


AUTOMOBILE MANUFACTURERS-0.60%

Case New Holland Inc.,
  Sr. Gtd. Notes,
  7.75%, 09/01/13(b)                                     5,000          4,963
-----------------------------------------------------------------------------
Ford Motor Co.,
  Sr. Unsec. Unsub. Global Notes,
  7.45%, 07/16/31                                       10,000          7,725
-----------------------------------------------------------------------------
Ford Motor Credit Co. LLC,
  Sr. Unsec. Unsub. Global Notes,
  7.50%, 08/01/12                                       10,000          9,200
=============================================================================
                                                                       21,888
=============================================================================


AUTOMOTIVE RETAIL-0.72%

AutoZone Inc.,
  Sr. Unsec. Notes,
  5.75%, 01/15/15                                       25,000         26,380
=============================================================================


BIOTECHNOLOGY-0.79%

Amgen Inc.,
  Sr. Unsec. Global Notes,
  6.40%, 02/01/39                                       25,000         28,653
=============================================================================


BREWERS-0.64%

Anheuser-Busch InBev Worldwide Inc.,
  Sr. Unsec. Gtd. Unsub. Notes,
  7.75%, 01/15/19(b)                                    20,000         23,491
=============================================================================


BROADCASTING-0.87%

COX Communications Inc.,
  Sr. Unsec. Notes,
  9.38%, 01/15/19(b)                                    25,000         31,581
=============================================================================


BUILDING PRODUCTS-0.26%

Ply Gem Industries Inc.,
  Sr. Sec. Gtd. First & Second Lien Global Notes,
  11.75%, 06/15/13                                       5,000          4,250
-----------------------------------------------------------------------------
USG Corp.,
  Sr. Unsec. Gtd. Notes,
  9.75%, 08/01/14(b)                                     5,000          5,150
=============================================================================
                                                                        9,400
=============================================================================


CABLE & SATELLITE-1.89%

British Sky Broadcasting Group PLC (United
  Kingdom),
  Sr. Unsec. Gtd. Unsub. Yankee Notes,
  9.50%, 11/15/18(b)                                    25,000         32,232
-----------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp.,
  Sr. Notes,
  9.13%, 08/15/19(b)                                     5,000          4,913
-----------------------------------------------------------------------------
Sirius XM Radio Inc.,
  Sr. Sec. Notes,
  9.75%, 09/01/15(b)                                     5,000          5,037
-----------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM CORE PLUS BOND FUND

                                                     PRINCIPAL
                                                       AMOUNT        VALUE
-----------------------------------------------------------------------------
CABLE & SATELLITE-(CONTINUED)

Time Warner Cable Inc.,
  Sr. Unsec. Gtd. Unsub. Deb.,
  6.75%, 06/15/39                                     $ 20,000    $    21,433
-----------------------------------------------------------------------------
XM Satellite Radio Inc.,
  Sr. Sec. Notes,
  11.25%, 06/15/13(b)                                    5,000          5,219
=============================================================================
                                                                       68,834
=============================================================================


CASINOS & GAMING-0.41%

MGM Mirage Inc.,
  Sr. Unsec. Gtd. Unsub. Notes,
  8.50%, 09/15/10                                       15,000         14,794
=============================================================================


COMMUNICATIONS EQUIPMENT-0.74%

Corning Inc.,
  Sr. Unsec. Unsub. Notes,
  6.63%, 05/15/19                                       25,000         26,986
=============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-0.12%

First Data Corp.,
  Sr. Unsec. Gtd. Global Notes,
  9.88%, 09/24/15                                        5,000          4,325
=============================================================================


DIVERSIFIED BANKS-1.03%

Wachovia Corp.,
  Series G, Sr. Unsec. Medium-Term Notes,
  5.50%, 05/01/13                                       35,000         37,415
=============================================================================


DIVERSIFIED CHEMICALS-0.14%

Olin Corp.,
  Sr. Unsec. Unsub. Notes,
  8.88%, 08/15/19                                        5,000          5,190
=============================================================================


DIVERSIFIED SUPPORT SERVICES-0.26%

Iron Mountain Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  6.63%, 01/01/16                                       10,000          9,463
=============================================================================


DRUG RETAIL-0.73%

Rite Aid Corp.,
  Sr. Sec. Notes,
  9.75%, 06/12/16(b)                                    25,000         26,500
=============================================================================


ELECTRIC UTILITIES-1.98%

DCP Midstream LLC,
  Notes,
  9.70%, 12/01/13(b)                                    20,000         22,999
-----------------------------------------------------------------------------
Indiana Michigan Power Co.,
  Sr. Notes,
  7.00%, 03/15/19                                       25,000         28,642
-----------------------------------------------------------------------------
Virginia Electric & Power Co.,
  Sr. Unsec. Notes,
  5.00%, 06/30/19                                       20,000         20,698
=============================================================================
                                                                       72,339
=============================================================================


ELECTRICAL COMPONENTS & EQUIPMENT-0.70%

Belden Inc.,
  Sr. Gtd. Sub. Notes,
  9.25%, 06/15/19(b)                                    25,000         25,375
=============================================================================


ELECTRONIC MANUFACTURING SERVICES-0.13%

Jabil Circuit, Inc.,
  Sr. Notes,
  7.75%, 07/15/16                                        5,000          4,938
=============================================================================


ENVIRONMENTAL & FACILITIES SERVICES-0.14%

Clean Harbors Inc.,
  Sr. Sec. Notes,
  7.63%, 08/15/16(b)                                     5,000          5,013
=============================================================================


HEALTH CARE EQUIPMENT-1.45%

Covidien International Finance S.A. (Luxembourg),
  Sr. Unsec. Gtd. Unsub. Global Yankee Notes,
  6.00%, 10/15/17                                       25,000         27,512
-----------------------------------------------------------------------------
St. Jude Medical Inc.,
  Sr. Unsec. Notes,
  3.75%, 07/15/14                                       25,000         25,473
=============================================================================
                                                                       52,985
=============================================================================


HEALTH CARE FACILITIES-0.94%

HCA, Inc.,
  Sr. Sec. Gtd. Global Notes,
  9.25%, 11/15/16                                       15,000         15,262
-----------------------------------------------------------------------------
  Sr. Sec. Gtd. Notes,
  7.88%, 02/15/20(b)                                    10,000          9,800
-----------------------------------------------------------------------------
Tenet Healthcare Corp.,
  Sr. Unsec. Notes,
  7.38%, 02/01/13                                       10,000          9,250
=============================================================================
                                                                       34,312
=============================================================================


HEALTH CARE SERVICES-1.04%

Express Scripts Inc.,
  Sr. Unsec. Global Notes,
  6.25%, 06/15/14                                       25,000         27,510
-----------------------------------------------------------------------------
US Oncology Inc.,
  Sr. Sec. Notes,
  9.13%, 08/15/17(b)                                    10,000         10,375
=============================================================================
                                                                       37,885
=============================================================================


HOTELS, RESORTS & CRUISE LINES-0.56%

Hyatt Hotels Corp.,
  Sr. Unsec. Unsub. Notes,
  5.75%, 08/15/15(b)                                    20,000         20,374
=============================================================================


HOUSEHOLD PRODUCTS-0.57%

Procter & Gamble Co. (The),
  Sr. Unsec. Global Notes,
  3.50%, 02/15/15                                       20,000         20,725
=============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM CORE PLUS BOND FUND

                                                     PRINCIPAL
                                                       AMOUNT        VALUE
-----------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.79%

NRG Energy, Inc.,
  Sr. Unsec. Gtd. Notes,
  7.38%, 02/01/16                                     $ 15,000    $    14,400
-----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Notes,
  7.38%, 01/15/17                                       15,000         14,362
=============================================================================
                                                                       28,762
=============================================================================


INTEGRATED TELECOMMUNICATION SERVICES-1.21%

AT&T Inc.,
  Sr. Unsec. Unsub. Global Notes,
  6.70%, 11/15/13                                       20,000         22,753
-----------------------------------------------------------------------------
France Telecom S.A. (France),
  Sr. Unsec. Unsub. Global Yankee Notes,
  5.38%, 07/08/19                                       20,000         21,239
=============================================================================
                                                                       43,992
=============================================================================


MOVIES & ENTERTAINMENT-0.70%

Cinemark USA Inc.,
  Sr. Gtd. Notes,
  8.63%, 06/15/19(b)                                    25,000         25,406
=============================================================================


MULTI-LINE INSURANCE-0.58%

American Financial Group Inc.,
  Sr. Notes,
  9.88%, 06/15/19                                       20,000         21,174
=============================================================================


OIL & GAS EQUIPMENT & SERVICES-0.13%

Bristow Group, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  7.50%, 09/15/17                                        5,000          4,775
=============================================================================


OIL & GAS EXPLORATION & PRODUCTION-2.20%

Anadarko Petroleum Corp.,
  Sr. Unsec. Unsub. Global Notes,
  5.75%, 06/15/14                                       25,000         26,690
-----------------------------------------------------------------------------
Chesapeake Energy Corp.,
  Sr. Unsec. Gtd. Global Notes,
  6.38%, 06/15/15                                        5,000          4,562
-----------------------------------------------------------------------------
Cimarex Energy Co.,
  Sr. Unsec. Gtd. Notes,
  7.13%, 05/01/17                                       25,000         23,375
-----------------------------------------------------------------------------
McMoRan Exploration Co.,
  Sr. Unsec. Gtd. Notes,
  11.88%, 11/15/14                                       5,000          4,875
-----------------------------------------------------------------------------
Quicksilver Resources Inc.,
  Sr. Notes,
  11.75%, 01/01/16                                      10,000         10,700
-----------------------------------------------------------------------------
Range Resources Corp.,
  Sr. Unsec. Gtd. Sub. Notes,
  7.50%, 10/01/17                                       10,000          9,850
=============================================================================
                                                                       80,052
=============================================================================


OIL & GAS REFINING & MARKETING-0.22%

United Refining Co.,
  Series 2, Sr. Unsec. Gtd. Global Notes,
  10.50%, 08/15/12                                      10,000          8,063
=============================================================================


OIL & GAS STORAGE & TRANSPORTATION-1.10%

Spectra Energy Capital LLC,
  Sr. Unsec. Gtd. Notes,
  5.65%, 03/01/20                                       20,000         20,389
-----------------------------------------------------------------------------
Williams Partners L.P./Williams Partners Finance
  Corp.,
  Sr. Unsec. Global Notes,
  7.25%, 02/01/17                                       20,000         19,550
=============================================================================
                                                                       39,939
=============================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-1.60%

Bank of America Corp.,
  Sr. Unsec. Unsub. Global Notes,
  6.50%, 08/01/16                                       20,000         20,771
-----------------------------------------------------------------------------
Citigroup Inc.,
  Sr. Unsec. Global Notes,
  8.50%, 05/22/19                                       10,000         10,940
-----------------------------------------------------------------------------
General Electric Capital Corp.,
  Sr. Unsec. Unsub. Global Notes,
  5.90%, 05/13/14                                       25,000         26,800
=============================================================================
                                                                       58,511
=============================================================================


PACKAGED FOODS & MEATS-1.67%

H.J. Heinz Finance Co.,
  Sr. Unsec. Gtd. Notes,
  7.13%, 08/01/39(b)                                    20,000         23,106
-----------------------------------------------------------------------------
Kraft Foods Inc.,
  Sr. Unsec. Global Notes,
  6.13%, 08/23/18                                       25,000         27,486
-----------------------------------------------------------------------------
Smithfield Foods Inc.,
  Sr. Sec. Gtd. Notes,
  10.00%, 07/15/14(b)                                   10,000         10,250
=============================================================================
                                                                       60,842
=============================================================================


PAPER PACKAGING-0.15%

Sealed Air Corp.,
  Sr. Notes,
  7.88%, 06/15/17(b)                                     5,000          5,363
=============================================================================


PAPER PRODUCTS-1.00%

Clearwater Paper Corp.,
  Sr. Unsec. Notes,
  10.63%, 06/15/16(b)                                   25,000         27,250
-----------------------------------------------------------------------------
Domtar Corp.,
  Sr. Unsec. Gtd. Global Notes,
  5.38%, 12/01/13                                       10,000          9,350
=============================================================================
                                                                       36,600
=============================================================================


PHARMACEUTICALS-0.75%

GlaxoSmithKline Capital Inc.,
  Sr. Unsec. Gtd. Global Notes,
  5.65%, 05/15/18                                       25,000         27,383
=============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM CORE PLUS BOND FUND

                                                     PRINCIPAL
                                                       AMOUNT        VALUE
-----------------------------------------------------------------------------
PUBLISHING-0.10%

Nielsen Finance LLC/Co.,
  Sr. Unsec. Gtd. Sub. Disc. Global Notes,
  12.50%, 08/01/16(c)                                 $  5,000    $     3,575
=============================================================================


RESEARCH & CONSULTING SERVICES-0.67%

Erac USA Finance Co.,
  Unsec. Gtd. Notes,
  5.80%, 10/15/12(b)                                    25,000         24,396
=============================================================================


TRADING COMPANIES & DISTRIBUTORS-0.14%

RSC Equipment Rental Inc.,
  Sr. Sec. Notes,
  10.00%, 07/15/17(b)                                    5,000          5,225
=============================================================================


TRUCKING-0.26%

Hertz Corp. (The),
  Sr. Unsec. Gtd. Global Notes,
  8.88%, 01/01/14                                       10,000          9,625
=============================================================================


WIRELESS TELECOMMUNICATION SERVICES-0.91%

SBA Telecommunications Inc.,
  Sr. Gtd. Notes,
  8.25%, 08/15/19(b)                                    10,000         10,175
-----------------------------------------------------------------------------
Sprint Capital Corp.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  6.88%, 11/15/28                                       25,000         18,375
-----------------------------------------------------------------------------
Sprint Nextel Corp.,
  Sr. Notes,
  8.38%, 08/15/17                                        5,000          4,800
=============================================================================
                                                                       33,350
=============================================================================
     Total Bonds & Notes (Cost $1,237,201)                          1,301,148
=============================================================================



U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED SECURITIES-35.12%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-18.14%

Pass Through Ctfs.,
  5.50%, 01/01/34                                      299,358        313,514
-----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 10/01/39(d)                                   340,000        347,597
=============================================================================
                                                                      661,111
=============================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-16.98%

Pass Through Ctfs., TBA,
  4.50%, 09/01/24 to 09/01/39(d)                       350,000        356,531
-----------------------------------------------------------------------------
  5.00%, 09/01/24(d)                                   100,000        104,234
-----------------------------------------------------------------------------
  6.00%, 09/01/39(d)                                   150,000        157,852
=============================================================================
                                                                      618,617
=============================================================================
     Total U.S. Government Sponsored Mortgage-
       Backed Securities (Cost $1,269,750)                          1,279,728
=============================================================================



U.S. TREASURY SECURITIES-19.87%

U.S. TREASURY BILLS-0.82%

  0.21%, 12/17/09(c)(e)                                 30,000         29,987
=============================================================================


U.S. TREASURY NOTES-14.39%

  4.50%, 04/30/12                                      300,000        324,797
-----------------------------------------------------------------------------
  2.25%, 05/31/14                                      200,000        199,531
=============================================================================
                                                                      524,328
=============================================================================


U.S. TREASURY BONDS-4.66%

  5.38%, 02/15/31                                      145,000        169,673
=============================================================================
     Total U.S. Treasury Securities (Cost
       $713,892)                                                      723,988
=============================================================================



ASSET-BACKED SECURITIES-9.52%

BA Credit Card Trust,
  Series 2006-B4, Class B4, Floating Rate Pass
  Through Ctfs.,
  0.35%, 03/15/12(f)                                    40,000         39,911
-----------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities,
  Series 2004-PWR6, Class A4, Pass Through Ctfs.,
  4.52%, 11/11/41(f)                                    25,000         24,028
-----------------------------------------------------------------------------
  Series 2004-PWR6, Class A6, Pass Through Ctfs.,
  4.83%, 11/11/41(f)                                    25,000         24,084
-----------------------------------------------------------------------------
  Series 2006-T22, Class A2, Pass Through Ctfs.,
  5.63%, 04/12/38                                       30,000         30,195
-----------------------------------------------------------------------------
Citigroup Mortgage Loan Trust Inc.,
  Series 2004-UST1, Class A4, Pass Through Ctfs.,
  3.38%, 08/25/34                                       40,276         38,879
-----------------------------------------------------------------------------
GS Mortgage Securities Corp. II,
  Series 2005 GG4, Class A4A, Pass Through Ctfs.,
  4.75%, 07/10/39                                       55,000         51,064
-----------------------------------------------------------------------------
Morgan Stanley Capital I,
  Series 2005-HQ7, Class A4, Pass Through Ctfs.,
  5.38%, 11/14/42(f)                                    20,000         19,369
-----------------------------------------------------------------------------
  Series 2005-T17, Class A4, Pass Through Ctfs.,
  4.52%, 12/13/41                                       30,000         29,834
-----------------------------------------------------------------------------
  Series 2005-T19, Class A4A, Pass Through Ctfs.,
  4.89%, 06/12/47                                       30,000         28,731
-----------------------------------------------------------------------------
TIAA Seasoned Commercial Mortgage Trust,
  Series 2007-C4, Class A2,
  5.79%, 08/15/39(f)                                    25,000         25,340
-----------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust,
  Series 2005-C21, Class A4, Pass Through Ctfs.,
  5.38%, 10/15/44(f)                                    20,000         19,751
-----------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust,
  Series 2004-K, Class 1A2, Floating Rate Pass
  Through Ctfs.,
  4.47%, 07/25/34(f)                                    16,992         15,839
=============================================================================
     Total Asset-Backed Securities (Cost $338,947)                    347,025
=============================================================================



MONEY MARKET FUNDS-32.88%

Liquid Assets Portfolio-Institutional Class(g)         599,182        599,182
-----------------------------------------------------------------------------
Premier Portfolio-Institutional Class(g)               599,182        599,182
=============================================================================
     Total Money Market Funds (Cost $1,198,364)                     1,198,364
=============================================================================
TOTAL INVESTMENTS-133.10% (Cost $4,758,154)                         4,850,253
=============================================================================
OTHER ASSETS LESS LIABILITIES-(33.10)%                             (1,206,175)
=============================================================================
NET ASSETS-100.00%                                                $ 3,644,078
_____________________________________________________________________________
=============================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM CORE PLUS BOND FUND

Investment Abbreviations:

Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
Gtd.    - Guaranteed
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2009 was $403,337, which represented 11.07% of the Fund's Net Assets.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1J.
(e) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 4.
(f) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(g) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM CORE PLUS BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2009




ASSETS:

Investments, at value (Cost $3,559,790)                             $3,651,889
------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost      1,198,364
==============================================================================
     Total investments, at value (Cost $4,758,154)                   4,850,253
==============================================================================
Receivables for:
  Investments sold                                                     655,632
------------------------------------------------------------------------------
  Fund shares sold                                                      42,900
------------------------------------------------------------------------------
  Dividends and interest                                                28,608
------------------------------------------------------------------------------
Other assets                                                            66,039
==============================================================================
     Total assets                                                    5,643,432
______________________________________________________________________________
==============================================================================


LIABILITIES:

Payables for:
  Investments purchased                                              1,925,639
------------------------------------------------------------------------------
  Fund shares reacquired                                                    32
------------------------------------------------------------------------------
  Dividends                                                                125
------------------------------------------------------------------------------
  Variation margin                                                       1,484
------------------------------------------------------------------------------
  Accrued fees to affiliates                                            16,456
------------------------------------------------------------------------------
  Accrued other operating expenses                                      55,618
==============================================================================
     Total liabilities                                               1,999,354
==============================================================================
Net assets applicable to shares outstanding                         $3,644,078
______________________________________________________________________________
==============================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $3,513,804
------------------------------------------------------------------------------
Undistributed net investment income                                     42,860
------------------------------------------------------------------------------
Undistributed net realized gain                                          5,646
------------------------------------------------------------------------------
Unrealized appreciation                                                 81,768
==============================================================================
                                                                    $3,644,078
______________________________________________________________________________
==============================================================================



NET ASSETS:

Class A                                                             $2,881,515
______________________________________________________________________________
==============================================================================
Class B                                                             $  205,455
______________________________________________________________________________
==============================================================================
Class C                                                             $  222,552
______________________________________________________________________________
==============================================================================
Class R                                                             $  105,418
______________________________________________________________________________
==============================================================================
Class Y                                                             $  125,520
______________________________________________________________________________
==============================================================================
Institutional Class                                                 $  103,618
______________________________________________________________________________
==============================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                280,114
______________________________________________________________________________
==============================================================================
Class B                                                                 19,973
______________________________________________________________________________
==============================================================================
Class C                                                                 21,633
______________________________________________________________________________
==============================================================================
Class R                                                                 10,248
______________________________________________________________________________
==============================================================================
Class Y                                                                 12,201
______________________________________________________________________________
==============================================================================
Institutional Class                                                     10,073
______________________________________________________________________________
==============================================================================
Class A:
  Net asset value per share                                         $    10.29
------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $10.29 divided by 95.25%)                  $    10.80
______________________________________________________________________________
==============================================================================
Class B:
  Net asset value and offering price per share                      $    10.29
______________________________________________________________________________
==============================================================================
Class C:
  Net asset value and offering price per share                      $    10.29
______________________________________________________________________________
==============================================================================
Class R:
  Net asset value and offering price per share                      $    10.29
______________________________________________________________________________
==============================================================================
Class Y:
  Net asset value and offering price per share                      $    10.29
______________________________________________________________________________
==============================================================================
Institutional Class:
  Net asset value and offering price per share                      $    10.29
______________________________________________________________________________
==============================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM CORE PLUS BOND FUND

STATEMENT OF OPERATIONS

For the period June 3, 2009 (commencement date) through August 31, 2009




INVESTMENT INCOME:

Interest                                                                              $ 32,330
----------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                             1,669
==============================================================================================
     Total investment income                                                            33,999
==============================================================================================


EXPENSES:

Advisory fees                                                                            3,547
----------------------------------------------------------------------------------------------
Administrative services fees                                                            12,329
----------------------------------------------------------------------------------------------
Custodian fees                                                                               9
----------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                1,592
----------------------------------------------------------------------------------------------
  Class B                                                                                  359
----------------------------------------------------------------------------------------------
  Class C                                                                                  360
----------------------------------------------------------------------------------------------
  Class R                                                                                  125
----------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Y                                                    475
----------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                        24
----------------------------------------------------------------------------------------------
Registration and filing fees                                                            20,650
----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  7,750
----------------------------------------------------------------------------------------------
Professional services fees                                                              52,886
----------------------------------------------------------------------------------------------
Other                                                                                    1,999
==============================================================================================
     Total expenses                                                                    102,105
==============================================================================================
Less: Fees waived and expenses reimbursed                                              (94,996)
==============================================================================================
     Net expenses                                                                        7,109
==============================================================================================
Net investment income                                                                   26,890
==============================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                                 22,358
----------------------------------------------------------------------------------------------
  Futures contracts                                                                    (16,957)
==============================================================================================
                                                                                         5,401
==============================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                                 92,099
----------------------------------------------------------------------------------------------
  Futures contracts                                                                    (10,331)
==============================================================================================
                                                                                        81,768
==============================================================================================
Net realized and unrealized gain                                                        87,169
==============================================================================================
Net increase in net assets resulting from operations                                  $114,059
______________________________________________________________________________________________
==============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM CORE PLUS BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

For the period June 3, 2009 (commencement date) through August 31, 2009



                                                                                        2009
-----------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                              $   26,890
-----------------------------------------------------------------------------------------------
  Net realized gain                                                                       5,401
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                                                  81,768
===============================================================================================
     Net increase in net assets resulting from operations                               114,059
===============================================================================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Class A                                                                               (17,512)
-----------------------------------------------------------------------------------------------
  Class B                                                                                  (887)
-----------------------------------------------------------------------------------------------
  Class C                                                                                  (934)
-----------------------------------------------------------------------------------------------
  Class R                                                                                  (616)
-----------------------------------------------------------------------------------------------
  Class Y                                                                                  (885)
-----------------------------------------------------------------------------------------------
  Institutional Class                                                                      (736)
===============================================================================================
     Total distributions from net investment income                                     (21,570)
===============================================================================================


SHARE TRANSACTIONS-NET:

  Class A                                                                             2,807,678
-----------------------------------------------------------------------------------------------
  Class B                                                                               200,964
-----------------------------------------------------------------------------------------------
  Class C                                                                               217,869
-----------------------------------------------------------------------------------------------
  Class R                                                                               102,542
-----------------------------------------------------------------------------------------------
  Class Y                                                                               121,790
-----------------------------------------------------------------------------------------------
  Institutional Class                                                                   100,746
===============================================================================================
     Net increase in net assets resulting from share transactions                     3,551,589
===============================================================================================
     Net increase in net assets                                                       3,644,078
===============================================================================================


NET ASSETS:

  Beginning of year                                                                          --
===============================================================================================
  End of year (includes undistributed net investment income of $42,860)              $3,644,078
_______________________________________________________________________________________________
===============================================================================================




NOTES TO FINANCIAL STATEMENTS

August 31, 2009

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Core Plus Bond Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is total return.

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as

15        AIM CORE PLUS BOND FUND
      institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be

16        AIM CORE PLUS BOND FUND
      evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

J. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

        In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

        Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

        At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

        Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

        Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month

17        AIM CORE PLUS BOND FUND
      or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

K. FUTURES CONTRACTS -- The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $500 million                                           0.45%
-------------------------------------------------------------------
Next $500 million                                            0.425%
-------------------------------------------------------------------
Next $1.5 billion                                            0.40%
-------------------------------------------------------------------
Next $2.5 billion                                            0.375%
-------------------------------------------------------------------
Over $5 billion                                              0.35%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 0.90%, 1.65%, 1.65%, 1.15%, 0.65% and 0.65% of average daily net assets, respectively, through at least June 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items or non-routine items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the period June 3, 2009 (commencement date) to August 31, 2009, the Advisor waived advisory fees and reimbursed Fund level expenses of $94,496 and reimbursed class level expenses of $397, $22, $22, $16, $19 and $24 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares in proportion to the relative net assets of such classes.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the period June 3, 2009 (commencement date) to August 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the period June 3, 2009 (commencement date) to August 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.


18        AIM CORE PLUS BOND FUND

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the period June 3, 2009 (commencement date) to August 31, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period June 3, 2009 (commencement date) to August 31, 2009, IADI advised the Fund that IADI retained $145 in front-end sales commissions from the sale of Class A shares and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, August 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                       LEVEL 1        LEVEL 2      LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------------------
Equity Securities                                                    $1,198,364     $       --       $--       $1,198,364
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Debt Securities                                                --        723,988        --          723,988
-------------------------------------------------------------------------------------------------------------------------
U.S. Government Sponsored Mortgage-Backed Debt
  Securities                                                                 --      1,279,728        --        1,279,728
-------------------------------------------------------------------------------------------------------------------------
Corporate Debt Securities                                                    --      1,301,148        --        1,301,148
-------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities                                                      --        347,025        --          347,025
=========================================================================================================================
                                                                                                               $4,850,253
=========================================================================================================================
Other Investments*                                                      (10,331)            --        --          (10,331)
=========================================================================================================================
  Total Investments                                                  $1,188,033     $3,651,889       $--       $4,839,922
_________________________________________________________________________________________________________________________
=========================================================================================================================



* Other Investments include futures which are included at unrealized appreciation/(depreciation).

NOTE 4--DERIVATIVE INVESTMENTS

Effective June 3, 2009 (commencement date), the Fund has adopted the provisions of FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The adoption of this provision has no impact on the results of operations reported in the financial statements.


19        AIM CORE PLUS BOND FUND

VALUE OF DERIVATIVE INSTRUMENTS AT PERIOD-END

The Table below summarizes the value of the Fund's derivative instruments, detailed by primary risk exposure, held as of August 31, 2009:

                                                                                        VALUE
                                                                              ------------------------
RISK EXPOSURE/ DERIVATIVE TYPE                                                 ASSETS      LIABILITIES
------------------------------------------------------------------------------------------------------
Interest rate risk
  Futures contracts(a)                                                        $230,500      $(476,578)
______________________________________________________________________________________________________
======================================================================================================



(a) Includes cumulative appreciation (depreciation) of futures contracts. Only current day's variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS FOR THE PERIOD JUNE 3, 2009 (COMMENCEMENT DATE) TO AUGUST 31, 2009



  The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

                                                                            LOCATION OF GAIN (LOSS) ON
                                                                              STATEMENT OF OPERATIONS
                                                                                     FUTURES*
------------------------------------------------------------------------------------------------------
Realized Gain (Loss)
  Interest rate risk                                                                 $(16,957)
======================================================================================================
Change in Unrealized Appreciation (Depreciation)
  Interest rate risk                                                                  (10,331)
======================================================================================================
Total                                                                                $(27,288)
______________________________________________________________________________________________________
======================================================================================================



* The average value of outstanding futures contracts during the period was $(202,654).

                                                                                                              UNREALIZED
                                                       NUMBER OF            MONTH/                           APPRECIATION
CONTRACT                                               CONTRACTS          COMMITMENT            VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                 2           December-2009/Long     $ 230,500        $    925
==========================================================================================================================
U.S. Treasury 10 Year Notes                                3         September-2009/Short      (355,641)         (6,850)
--------------------------------------------------------------------------------------------------------------------------
U.S. Long Bonds                                            1         September-2009/Short      (120,937)         (4,406)
==========================================================================================================================
                                                                                               (476,578)        (11,256)
==========================================================================================================================
  Total                                                                                       $(246,078)       $(10,331)
__________________________________________________________________________________________________________________________
==========================================================================================================================



NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the period June 3, 2009 (commencement date) to August 31, 2009, the Fund paid legal fees of $89 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.


20        AIM CORE PLUS BOND FUND

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS PAID DURING THE PERIOD JUNE 3, 2009 (COMMENCEMENT DATE) TO AUGUST 31, 2009:

                                                                                        2009
---------------------------------------------------------------------------------------------
Ordinary income                                                                       $21,570
_____________________________________________________________________________________________
=============================================================================================



TAX COMPONENTS OF NET ASSETS AT PERIOD-END:

                                                                                        2009
-----------------------------------------------------------------------------------------------
Undistributed ordinary income                                                        $   42,859
-----------------------------------------------------------------------------------------------
Net unrealized appreciation -- investments                                               89,775
-----------------------------------------------------------------------------------------------
Capital loss carryforward                                                                (2,360)
-----------------------------------------------------------------------------------------------
Shares of beneficial interest                                                         3,513,804
===============================================================================================
Total net assets                                                                     $3,644,078
_______________________________________________________________________________________________
===============================================================================================




  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to futures contracts and dollar roll transactions.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund has a capital loss carryforward as of August 31, 2009 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
August 31, 2017                                                                       $2,360
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period June 3, 2009 (commencement date) to August 31, 2009 was $3,226,711 and $675,157, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

        UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                            $92,286
---------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                           (2,511)
=============================================================================================
Net unrealized appreciation of investment securities                                  $89,775
_____________________________________________________________________________________________
=============================================================================================
Cost of investments for tax purposes is $4,760,478.


NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of stock issuance cost, dollar rolls and paydowns, on August 31, 2009, undistributed net investment income was increased by $37,540, undistributed net realized gain was increased by $245 and shares of beneficial interest decreased by $37,785. This reclassification had no effect on the net assets of the Fund.


21        AIM CORE PLUS BOND FUND

NOTE 10--SHARE INFORMATION


                                                                             SUMMARY OF SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------
                                                                                   JUNE 3, 2009
                                                                              (COMMENCEMENT DATE) TO
                                                                                  AUGUST 31, 2009
                                                                         --------------------------------
                                                                          SHARES                 AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                                278,669               $2,792,778
---------------------------------------------------------------------------------------------------------
  Class B                                                                 19,908                  200,294
---------------------------------------------------------------------------------------------------------
  Class C                                                                 21,543                  216,941
---------------------------------------------------------------------------------------------------------
  Class R                                                                 10,188                  101,926
---------------------------------------------------------------------------------------------------------
  Class Y                                                                 12,115                  120,905
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                     10,001                  100,010
=========================================================================================================
Issued as reinvestment of dividends:
  Class A                                                                  1,708                   17,512
---------------------------------------------------------------------------------------------------------
  Class B                                                                     75                      774
---------------------------------------------------------------------------------------------------------
  Class C                                                                     91                      933
---------------------------------------------------------------------------------------------------------
  Class R                                                                     60                      616
---------------------------------------------------------------------------------------------------------
  Class Y                                                                     86                      885
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                         72                      736
=========================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                                     10                      104
---------------------------------------------------------------------------------------------------------
  Class B                                                                    (10)                    (104)
=========================================================================================================
Reacquired:
  Class A                                                                   (273)                  (2,716)
---------------------------------------------------------------------------------------------------------
  Class B                                                                      -                        -
---------------------------------------------------------------------------------------------------------
  Class C                                                                     (1)                      (5)
---------------------------------------------------------------------------------------------------------
  Class R                                                                      -                        -
---------------------------------------------------------------------------------------------------------
  Class Y                                                                      -                        -
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                          -                        -
=========================================================================================================
     Net increase in share activity                                      354,242               $3,551,589
_________________________________________________________________________________________________________
=========================================================================================================





22        AIM CORE PLUS BOND FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding for the period.

                                                                 NET GAINS
                                      NET ASSET                ON SECURITIES                 DIVIDENDS
                                        VALUE,        NET          (BOTH       TOTAL FROM    FROM NET     NET ASSET
                                      BEGINNING   INVESTMENT    REALIZED AND   INVESTMENT   INVESTMENT   VALUE, END     TOTAL
                                      OF PERIOD    INCOME(a)    UNREALIZED)    OPERATIONS     INCOME      OF PERIOD   RETURN(b)
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
Three months ended 08/31/09(d)          $10.00       $0.09         $0.27          $0.36       $(0.07)      $10.29        3.58%
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
Three months ended 08/31/09(d)           10.00        0.07          0.27           0.34        (0.05)       10.29        3.39
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
Three months ended 08/31/09(d)           10.00        0.07          0.27           0.34        (0.05)       10.29        3.39
-------------------------------------------------------------------------------------------------------------------------------
CLASS R
Three months ended 08/31/09(d)           10.00        0.08          0.27           0.35        (0.06)       10.29        3.51
-------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Three months ended 08/31/09(d)           10.00        0.09          0.27           0.36        (0.07)       10.29        3.64
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Three months ended 08/31/09(d)           10.00        0.09          0.27           0.36        (0.07)       10.29        3.64
-------------------------------------------------------------------------------------------------------------------------------
                                                           RATIO OF            RATIO OF
                                                           EXPENSES            EXPENSES
                                                          TO AVERAGE        TO AVERAGE NET    RATIO OF NET
                                                          NET ASSETS        ASSETS WITHOUT     INVESTMENT
                                        NET ASSETS,    WITH FEE WAIVERS      FEE WAIVERS         INCOME
                                       END OF PERIOD    AND/OR EXPENSES    AND/OR EXPENSES     TO AVERAGE      PORTFOLIO
                                      (000S OMITTED)       ABSORBED            ABSORBED        NET ASSETS     TURNOVER(c)
-------------------------------------------------------------------------------------------------------------------------
CLASS A
Three months ended 08/31/09(d)            $2,882             0.84%(e)           12.89%(e)         3.47%(e)         43%
-------------------------------------------------------------------------------------------------------------------------
CLASS B
Three months ended 08/31/09(d)               205             1.59(e)            13.64(e)          2.72(e)          43
-------------------------------------------------------------------------------------------------------------------------
CLASS C
Three months ended 08/31/09(d)               223             1.59(e)            13.64(e)          2.72(e)          43
-------------------------------------------------------------------------------------------------------------------------
CLASS R
Three months ended 08/31/09(d)               105             1.09(e)            13.14(e)          3.22(e)          43
-------------------------------------------------------------------------------------------------------------------------
CLASS Y
Three months ended 08/31/09(d)               126             0.59(e)            12.64(e)          3.72(e)          43
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Three months ended 08/31/09(d)               104             0.59(e)            12.68(e)          3.72(e)          43
-------------------------------------------------------------------------------------------------------------------------


(a)   Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if applicable and is not annualized for periods less than one year.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)   Commencement date of June 3, 2009.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $2,582, $146, $146, $101, $121 and $101 for Class A, Class B,
      Class C, Class R, Class Y and Institutional Class shares, respectively.


23        AIM CORE PLUS BOND FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees of AIM Counselor Series Trust and Shareholders of AIM Core Plus Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Core Plus Bond Fund (one of the funds constituting AIM Counselor Series Trust, hereafter referred to as the "Fund") at August 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for the period June 3, 2009 (commencement date) through August 31, 2009, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 16, 2009
Houston, Texas



24        AIM CORE PLUS BOND FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The actual ending account value and expenses of Class A, Class B, Class C, Class R and Class Y shares in the below example are based on an investment of $1,000 invested on June 3, 2009 (commencement date) and held through August 31, 2009. The hypothetical ending account value and expenses in the below example are based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009 through August 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period, June 3, 2009 (commencement date) through August 31, 2009. Because the actual ending account value and expense information in the example is not based upon a six month period, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (03/01/09)   (08/31/09)(1)   PERIOD(2)     (08/31/09)    PERIOD(3)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,035.80       $2.11       $1,020.97       $4.28        0.84%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,033.90        3.99        1,017.19        8.08        1.59
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,033.90        3.99        1,017.19        8.08        1.59
---------------------------------------------------------------------------------------------------
        R            1,000.00       1,035.10        2.73        1,019.71        5.55        1.09
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,036.40        1.48        1,022.23        3.01        0.59
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period June 3, 2009 (commencement date) through August 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 90 (June 3, 2009 (commencement date) through August 31, 2009)/365. Because Class A, Class B, Class C, Class R and Class Y shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class A, Class B, Class C, Class R and Class Y shares of the Fund and other funds because such data is based on a full six month period.


25        AIM CORE PLUS BOND FUND

Supplement to Annual Report dated 8/31/09

AIM CORE PLUS BOND FUND

INSTITUTIONAL CLASS SHARES                   ------------------------------------------      Please note that past performance is
                                             AVERAGE CUMULATIVE TOTAL RETURNS             not indicative of future results. More
The following information has been           For periods ended 8/31/09                    recent returns may be more or less than
prepared to provide Institutional Class                                                   those shown. All returns assume
shareholders with a performance overview     Inception (6/3/09)                   3.64%   reinvestment of distributions at NAV.
specific to their holdings. Institutional    ------------------------------------------   Investment return and principal value will
Class shares are offered exclusively to                                                   fluctuate so your shares, when redeemed,
institutional investors, including defined   ------------------------------------------   may be worth more or less than their
contribution plans that meet certain         AVERAGE CUMULATIVE TOTAL RETURNS             original cost. See full report for
criteria.                                                                                 information on comparative benchmarks.
                                             For periods ended 6/30/09, the most recent   Please consult your Fund prospectus for
                                             calendar quarter-end                         more information. For the most current
                                                                                          month-end performance, please call
                                             Inception (6/3/09)                   0.10%   800 451 4246 or visit invescoaim.com.
                                             ------------------------------------------
                                                                                          (1) Total annual operating expenses less
                                             Institutional Class shares have no sales         any contractual fee waivers and/or
                                             charge; therefore, performance is at net         expense reimbursements by the advisor
                                             asset value (NAV). Performance of                in effect through at least June 30,
                                             Institutional Class shares will differ           2010. See current prospectus for more
                                             from performance of other share classes          information.
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.65%.(1) The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 2.30%. The expense ratios
                                             presented above may vary from the expense
                                             ratios presented in other sections of the
                                             actual report that are based on expenses
                                             incurred during the period covered by the
                                             report.

                                                Had the advisor not waived fees and/or
                                             reimbursed expenses, performance would
                                             have been lower.

------------------------------------------
NASDAQ SYMBOL                        CPIIX

Over for information on your Fund's expenses.

---------------------------------------------------------------------------------------
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY -- NOT FOR USE WITH THE PUBLIC THIS MATERIAL IS FOR
INSTITUTIONAL INVESTOR USE ONLY AND MAY NOT BE QUOTED, REPRODUCED, SHOWN TO THE PUBLIC                            [INVESCO AIM LOGO]
OR USED IN WRITTEN FORM AS SALES LITERATURE FOR PUBLIC USE.                                                        - service mark -

invescoaim.com   CPB-INS-1   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The actual ending account value and expenses of Institutional Class shares in the below example are based on an investment of $1,000 invested on June 3, 2009 (commencement date) and held through August 31, 2009. The hypothetical ending account value and expenses in the below example are based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009 through August 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period, June 3, 2009 (commencement date) through August 31, 2009. Because the actual ending account value and expense information in the example is not based upon a six month period, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (03/01/09)   (08/31/09)(1)   PERIOD(2)     (08/31/09)    PERIOD(3)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00      $1,036.40       $1.48       $1,022.23       $3.01        0.59%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period June 3, 2009 (commencement date) through August 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 90 (June 3, 2009 (commencement date) through August 31, 2009)/365. Because Institutional Class shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Institutional Class shares of the Fund and other funds because such data is based on a full six month period.


AIM CORE PLUS BOND FUND

------------------------------------------------------------------------------------------------------------------------------------
INITIAL APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM     considered the factors discussed below in    are appropriate. The Board noted that the
Counselor Series Trust is required under     evaluating the fairness and reasonableness   Affiliated Sub-Advisers, which have
the Investment Company Act of 1940 to        of the Fund's investment advisory            offices and personnel that are
approve the AIM Core Plus Bond Fund (the     agreement and sub-advisory contracts. The    geographically dispersed in financial
Fund) investment advisory agreement with     discussion serves as a summary of the        centers around the world, have been formed
Invesco Aim Advisors, Inc. (Invesco Aim)     discussion of the material factors and       in part for the purpose of researching and
and the Master Intergroup Sub-Advisory       related conclusions that formed the basis    compiling information and making
Contract for Mutual Funds (the               for the Board's approval of the Fund's       recommendations on the markets and
sub-advisory contracts) with Invesco Asset   investment advisory agreement and            economies of various countries and
Management Deutschland GmbH, Invesco Asset   sub-advisory contracts. The Board            securities of companies located in such
Management Limited, Invesco Asset            considered all of the information provided   countries or on various types of
Management (Japan) Limited, Invesco          to them and did not identify any             investments and investment techniques, and
Australia Limited, Invesco Global Asset      particular factor that was controlling.      providing investment advisory services.
Management (N.A.), Inc., Invesco Hong Kong   Each Trustee may have evaluated the          The Board noted that investment decisions
Limited, Invesco Institutional (N.A.),       information provided differently from        for the Fund will be made by IINA. The
Inc. (IINA), Invesco Senior Secured          another Trustee and attributed different     Board concluded that the sub-advisory
Management, Inc. and Invesco Trimark Ltd.    weight to the various factors.               contracts will benefit the Fund and its
(collectively, the Affiliated                                                             shareholders by permitting Invesco Aim to
Sub-Advisers). During meetings held on       FACTORS AND CONCLUSIONS AND SUMMARY OF       utilize the additional resources and
April 28-29, 2009, the Board as a whole      EVALUATION OF INVESTMENT ADVISORY            talent of the Affiliated Sub-Advisers in
and the disinterested or "independent"       AGREEMENT AND SUB-ADVISORY CONTRACTS         managing the Fund.
Trustees, voting separately, approved an
amendment to the Fund's investment              A. Nature, Extent and Quality of             C. Fund Performance
advisory agreement and an amendment to the         Services Provided by Invesco Aim
sub-advisory contracts to add the Fund. In                                                The Board did not consider the performance
doing so, the Board determined that the      The Board reviewed the advisory services     of the Fund because the Fund is new and
Fund's investment advisory agreement and     to be provided to the Fund by Invesco Aim    has no performance history.
the sub-advisory contracts are in the best   under the Fund's investment advisory
interests of the Fund and its shareholders   agreement and the credentials and               D. Advisory and Sub-Advisory Fees and
and that the compensation to Invesco Aim     experience of the officers and employees           Fee Waivers
and the Affiliated Sub-Advisers under the    of Invesco Aim who will provide these
Fund's investment advisory agreement and     services. The Board's review of the          The Board considered the contractual
sub-advisory contracts is fair and           qualifications of Invesco Aim to provide     advisory fee rate and the proposed fee
reasonable.                                  these services included the Board's          waivers and expense limitations that will
                                             consideration of Invesco Aim's portfolio     be in place for the fund through June 30,
THE BOARD'S EVALUATION PROCESS               and product review process, various back     2010. The Board also considered the
                                             office support functions provided by         services to be provided by the Affiliated
The Board's Investments Committee has        Invesco Aim and its affiliates, and          Sub-Advisers pursuant to the sub-advisory
established three Sub-Committees that are    Invesco Aim's global trading operations.     contracts and the services to be provided
responsible for overseeing the management    The Board concluded that the nature,         by Invesco Aim pursuant to the Fund's
of a number of the series portfolios of      extent and quality of the advisory           investment advisory agreement, as well as
the AIM Funds. The Fund will be assigned     services to be provided to the Fund by       the allocation of fees between Invesco Aim
to one of the Sub-Committees. This           Invesco Aim are appropriate.                 and the Affiliated Sub-Advisers pursuant
Sub-Committee structure permits the                                                       to the sub-advisory contracts. The Board
Trustees to focus on the performance of         In determining whether to approve the     noted that the sub-advisory fees have no
the AIM Funds that have been assigned to     Fund's investment advisory agreement, the    direct effect on the Fund or its
them. The Sub-Committees meet throughout     Board considered the prior relationship      shareholders, as they are paid by Invesco
the year to review the performance of        between Invesco Aim and the AIM Funds, as    Aim to the Affiliated Sub-Advisers, and
their assigned funds, and the                well as the Board's knowledge of Invesco     that Invesco Aim and the Affiliated
Sub-Committees review monthly and            Aim's operations, and concluded that it      Sub-Advisers are affiliates.
quarterly comparative performance            was beneficial to maintain the
information and periodic asset flow data     relationship for the Fund, in part,             After taking account of the Fund's
for their assigned funds. Over the course    because of such knowledge.                   contractual advisory fee rate, the
of each year, the Sub-Committees meet with                                                contractual sub-advisory fee rate, the
portfolio managers for their assigned           B. Nature, Extent and Quality of          underlying funds fees and expenses and
funds and other members of management and          Services Provided by Affiliated        other relevant factors, the Board
review with these individuals the                  Sub-Advisors                           concluded that the Fund's advisory and
performance, investment objective(s),                                                     sub-advisory fees were fair and
policies, strategies and limitations of      The Board reviewed the services to be        reasonable.
these funds.                                 provided by the Affiliated Sub-Advisers
                                             under the sub-advisory contracts and the        E. Economies of Scale and Breakpoints
   In determining to approve the Fund's      credentials and experience of the officers
investment advisory agreement and            and employees of the Affiliated              The Board considered the extent to which
sub-advisory contracts, the Board            Sub-Advisers who will provide these          there are economies of scale in Invesco
                                             services. The Board concluded that the       Aim's provision of advisory services to
                                             nature, extent and quality of the services   the Fund. The Board also considered
                                             to be provided by the Affiliated             whether the Fund benefits from such
                                             Sub-Advisers                                 economies of scale through contractual
                                                                                          breakpoints in the Fund's advisory fee
                                                                                          schedule. The


26   AIM CORE PLUS BOND FUND                                                                                               continued

Board noted that the Fund's contractual      other AIM Funds and the organizational
advisory fee schedule provides for           structure employed by Invesco Aim and its
breakpoints, but that the Fund is being      affiliates to provide these services. The
newly launched and has not reached a size    Board also considered that these services
for the breakpoints to have any effect.      will be provided to the Fund pursuant to
The Board noted that the Fund shares         written contracts that are reviewed and
directly in economies of scale through       approved on an annual basis by the Board.
lower fees charged by third party service    The Board concluded that Invesco Aim and
providers based on the combined size of      its affiliates were providing these
all of the AIM Funds and affiliates.         services in a satisfactory manner and in
                                             accordance with the terms of their
   F. Profitability and Financial            contracts, and were qualified to provide
      Resources                              these services to the Fund.

The Board reviewed information from             The Board considered the benefits
Invesco Aim concerning the costs of the      realized by Invesco Aim and the Affiliated
advisory and other services that Invesco     Sub-Advisers as a result of portfolio
Aim and its affiliates provide to the Fund   brokerage transactions executed through
and the profitability of Invesco Aim and     "soft dollar" arrangements. The Board
its affiliates in providing these            noted that soft dollar arrangements shift
services. The Board also reviewed            the payment obligation for research and
information concerning the financial         execution services from Invesco Aim and
condition of Invesco Aim and its             the Affiliated Sub-Advisers to the funds
affiliates. The Board considered the         and therefore may reduce Invesco Aim's and
overall profitability of Invesco Aim, as     the Affiliated Sub-Advisers' expenses. The
well as the profitability of Invesco Aim     Board concluded that Invesco Aim's and the
in connection with managing the Fund. The    Affiliated Sub-Advisers' soft dollar
Board noted that Invesco Aim continues to    arrangements are appropriate. The Board
operate at a net profit, although recent     also concluded that, based on their review
economic factors have reduced the            and representations made by the Chief
profitability of Invesco Aim and its         Compliance Officer of Invesco Aim, these
affiliates. The Board concluded that the     arrangements are consistent with
Fund's fees were fair and reasonable, and    regulatory requirements.
that the level of profits realized by
Invesco Aim and its affiliates from             The Board considered the fact that the
providing services to the Fund are not       Fund's uninvested cash and cash collateral
anticipated to be excessive in light of      from any securities lending arrangements
the nature, quality and extent of the        may be invested in money market funds
services provided. The Board considered      advised by Invesco Aim pursuant to
whether Invesco Aim is financially sound     procedures approved by the Board. The
and has the resources necessary to perform   Board noted that Invesco Aim will receive
its obligations under the Fund's             advisory fees from these affiliated money
investment advisory agreement, and           market funds attributable to such
concluded that Invesco Aim has the           investments, although Invesco Aim has
financial resources necessary to fulfill     contractually agreed to waive through at
these obligations. The Board also            least June 30, 2010, the advisory fees
considered whether each Affiliated           payable by the Fund in an amount equal to
Sub-Adviser is financially sound and has     100% of the net advisory fee Invesco Aim
the resources necessary to perform its       receives from the affiliated money market
obligations under its respective             funds with respect to the Fund's
sub-advisory contract, and concluded that    investment in the affiliated money market
each Affiliated Sub-Adviser has the          funds of uninvested cash, but not cash
financial resources necessary to fulfill     collateral. The Board concluded that the
these obligations.                           Fund's investment of uninvested cash and
                                             cash collateral from any securities
   G. Collateral Benefits to Invesco Aim     lending arrangements in the affiliated
      and its Affiliates                     money market funds is in the best
                                             interests of the Fund and its
The Board considered various other           shareholders.
benefits received by Invesco Aim and its
affiliates resulting from Invesco Aim's
relationship with the Fund, including the
fees received by Invesco Aim and its
affiliates for their provision of
administrative, transfer agency and
distribution services to the Fund. The
Board considered the performance of
Invesco Aim and its affiliates in
providing these services to


27   AIM CORE PLUS BOND FUND

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for period June 3, 2009 (commencement date) through August 31, 2009:

     FEDERAL AND STATE INCOME TAX
     ----------------------------
     Qualified Dividend Income*                             0.00%
     Corporate Dividends Received Deduction*                0.00%
     U.S. Treasury Obligations*                             6.39%



     * The above percentages are based on ordinary income dividends paid to shareholders during the period.


28        AIM CORE PLUS BOND FUND

TRUSTEES AND OFFICERS

The address of each trustee and officer of AIM Counselor Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
------------------------------------------------------------------------------------------------------------------------------------

Martin L. Flanagan(1) -- 1960   2007          Executive Director, Chief Executive Officer and President,    None
Trustee                                       Invesco Ltd. (ultimate parent of Invesco Aim and a global
                                              investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Trustee, The AIM
                                              Family of Funds(R); Vice Chairman, Investment Company
                                              Institute; and Member of Executive Board, SMU Cox School of
                                              Business

                                              Formerly: Director, Chairman, Chief Executive Officer and
                                              President, IVZ Inc. (holding company), INVESCO Group
                                              Services, Inc. (service provider) and Invesco North American
                                              Holdings, Inc. (holding company); Director, Chief Executive
                                              Officer and President, Invesco Holding Company Limited
                                              (parent of Invesco Aim and a global investment management
                                              firm); Director, Invesco Ltd. and Chairman, Investment
                                              Company Institute
------------------------------------------------------------------------------------------------------------------------------------

Philip A. Taylor(2) -- 1954     2006          Head of North American Retail and Senior Managing Director,   None
Trustee, President and                        Invesco Ltd.; Director, Chief Executive Officer and
Principal Executive Officer                   President, Invesco Aim Advisors, Inc. and 1371 Preferred
                                              Inc. (holding company); Director, Chairman, Chief Executive
                                              Officer and President, Invesco Aim Management Group, Inc.
                                              (financial services holding company) and Invesco Aim Capital
                                              Management, Inc. (registered investment advisor); Director and President, INVESCO Funds Group, Inc. (registered
                                              investment advisor and registered transfer agent) and AIM GP
                                              Canada Inc. (general partner for limited partnerships);
                                              Director, Invesco Aim Distributors, Inc. (registered broker dealer); Director and Chairman, Invesco Aim Investment
                                              Services, Inc. (registered transfer agent) and INVESCO
                                              Distributors, Inc. (registered broker dealer); Director,
                                              President and Chairman, INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (holding company); Chief
                                              Executive Officer, AIM Trimark Corporate Class Inc.
                                              (corporate mutual fund company) and AIM Trimark Canada Fund
                                              Inc. (corporate mutual fund company); Director and Chief
                                              Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (registered investment advisor and registered transfer
                                              agent) and Invesco Trimark Dealer Inc. (registered broker
                                              dealer); Trustee, President and Principal Executive Officer,
                                              The AIM Family of Funds(R) (other than AIM Treasurer's
                                              Series Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds(R) (AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust
                                              only); and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: President, Invesco Trimark Dealer Inc.; Director
                                              and President, AIM Trimark Corporate Class Inc. and AIM
                                              Trimark Canada Fund Inc.; Director and President, Invesco
                                              Trimark Ltd./Invesco Trimark Ltee; Senior Managing Director,
                                              Invesco Holding Company Limited; Trustee and Executive Vice
                                              President, Tax-Free Investments Trust; Director and
                                              Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The AIM
                                              Family of Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

Bruce L. Crockett -- 1944       2003          Chairman, Crockett Technology Associates (technology          ACE Limited (insurance
Trustee and Chair                             consulting company)                                           company); Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider); and
                                                                                                            Investment Company
                                                                                                            Institute
------------------------------------------------------------------------------------------------------------------------------------

Bob R. Baker -- 1936            1983          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Frank S. Bayley -- 1939         2003          Retired                                                       None
Trustee
                                              Formerly: Director, Badgley Funds, Inc.
                                              (registered investment company) (2 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

James T. Bunch -- 1942          2000          Founder, Green, Manning & Bunch Ltd., (investment banking     Board of Governors,
Trustee                                       firm)                                                         Western Golf
                                                                                                            Association/Evans
                                                                                                            Scholars Foundation and
                                                                                                            Executive Committee,
                                                                                                            United States Golf
                                                                                                            Association
------------------------------------------------------------------------------------------------------------------------------------

Albert R. Dowden -- 1941        2003          Director of a number of public and private business           Board of Nature's
Trustee                                       corporations, including the Boss Group Ltd. (private          Sunshine Products, Inc.
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company), and Homeowners of America
                                              Holding Corporation/Homeowners of America Insurance Company
                                              (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Director, Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company); Senior Vice
                                              President, AB Volvo; Director of various public and private corporations
------------------------------------------------------------------------------------------------------------------------------------

Jack M. Fields -- 1952          2003          Chief Executive Officer, Twenty First Century Group, Inc.      Administaff
Trustee                                       (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit)
                                              and Cross Timbers Quail Research Ranch (non-profit)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company)
------------------------------------------------------------------------------------------------------------------------------------

Carl Frischling -- 1937         2003          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich & Tang
Trustee                                                                                                     Funds (16 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

Prema Mathai-Davis -- 1950      2003          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Lewis F. Pennock -- 1942        2003          Partner, law firm of Pennock & Cooper                         None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Larry Soll -- 1942              1997          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Raymond Stickel, Jr. -- 1944    2005          Retired                                                       None
Trustee
                                              Formerly: Director, Mainstay VP Series Funds, Inc.
                                              (25 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.

(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

Russell C. Burk -- 1958         2005          Senior Vice President and Senior Officer of The AIM Family    N/A
Senior Vice President and                     of Funds(R) Formerly: Director of Compliance and Assistant
Senior Officer                                General Counsel, ICON Advisers, Inc.; Financial Consultant,
                                              Merrill Lynch; General Counsel and Director of Compliance,
                                              ALPS Mutual Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------

John M. Zerr -- 1962            2006          Director, Senior Vice President, Secretary and General        N/A
Senior Vice President, Chief                  Counsel, Invesco Aim Management Group, Inc., Invesco Aim
Legal Officer and Secretary                   Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Director, Senior Vice President and Secretary, Invesco Aim
                                              Distributors, Inc.; Director, Vice President and Secretary,
                                              Invesco Aim Investment Services, Inc. and INVESCO
                                              Distributors, Inc.; Director and Vice President, INVESCO
                                              Funds Group, Inc.; Senior Vice President, Chief Legal
                                              Officer and Secretary, The AIM Family of Funds(R); and
                                              Manager, Invesco PowerShares Capital Management LLC

                                              Formerly: Director, Vice President and Secretary, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc.; Chief Operating Officer and General
                                              Counsel, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an
                                              investment company); Vice President and Secretary, PBHG
                                              Insurance Series Fund (an investment company); Chief
                                              Operating Officer, General Counsel and Secretary, Old Mutual
                                              Investment Partners (a broker-dealer); General Counsel and
                                              Secretary, Old Mutual Fund Services (an administrator);
                                              General Counsel and Secretary, Old Mutual Shareholder
                                              Services (a shareholder servicing center); Executive Vice
                                              President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President
                                              and Secretary, Old Mutual Advisors Funds (an investment
                                              company)
------------------------------------------------------------------------------------------------------------------------------------

Lisa O. Brinkley -- 1959        2004          Global Compliance Director, Invesco Ltd.; and Vice            N/A
Vice President                                President, The AIM Family of Funds(R)

                                              Formerly: Senior Vice President, Invesco Aim Management
                                              Group, Inc.; Senior Vice President and Chief Compliance
                                              Officer, Invesco Aim Advisors, Inc. and The AIM Family of
                                              Funds(R); Vice President and Chief Compliance Officer,
                                              Invesco Aim Capital Management, Inc. and Invesco Aim
                                              Distributors, Inc.; Vice President, Invesco Aim Investment
                                              Services, Inc. and Fund Management Company
------------------------------------------------------------------------------------------------------------------------------------

Kevin M. Carome -- 1956         2003          General Counsel, Secretary and Senior Managing Director,       N/A
Vice President                                Invesco Ltd.; Director, Invesco Holding Company Limited and
                                              INVESCO Funds Group, Inc.; Director and Executive Vice
                                              President, IVZ, Inc., Invesco Group Services, Inc., Invesco
                                              North American Holdings, Inc. and Invesco Investments
                                              (Bermuda) Ltd.; and Vice President, The AIM Family of
                                              Funds(R)

                                              Formerly: Senior Managing Director and Secretary, Invesco
                                              North American Holdings, Inc.; Vice President and Secretary,
                                              IVZ, Inc. and Invesco Group Services, Inc.; Senior Managing
                                              Director and Secretary, Invesco Holding Company Limited;
                                              Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim
                                              Distributors, Inc.; Director, General Counsel and Vice
                                              President, Fund Management Company; Vice President, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Investment
                                              Services, Inc.; Senior Vice President, Chief Legal Officer
                                              and Secretary, The AIM Family of Funds(R); Director and Vice
                                              President, INVESCO Distributors, Inc.; and Chief Executive
                                              Officer and President, INVESCO Funds Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Sheri Morris -- 1964            2003          Vice President, Treasurer and Principal Financial Officer,    N/A
Vice President, Treasurer and                 The AIM Family of Funds(R); and Vice President, Invesco Aim
Principal Financial Officer                   Advisors, Inc., Invesco Aim Capital Management, Inc. and
                                              Invesco Aim Private Asset Management Inc.

                                              Formerly: Assistant Vice President and Assistant Treasurer,
                                              The AIM Family of Funds(R) and Assistant Vice President,
                                              Invesco Aim Advisors, Inc., Invesco Aim Capital Management,
                                              Inc. and Invesco Aim Private Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Karen Dunn Kelley -- 1960       2003          Head of Invesco's World Wide Fixed Income and Cash              N/A
Vice President                                Management Group; Vice President, Invesco Institutional
                                              (N.A.), Inc. (registered investment advisor); Director of
                                              Cash Management and Senior Vice President, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.;
                                              Vice President, Invesco Institutional (N.A.), Inc.
                                              (registered investment advisor); and Director, Invesco
                                              Mortgage Capital Inc.; Vice President, The AIM Family of
                                              Funds(R) (other than AIM Treasurer's Series Trust and
                                              Short-Term Investments Trust); and President and Principal
                                              Executive Officer, The AIM Family of Funds(R) (AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust
                                              only)

                                              Formerly: President and Principal Executive Officer,
                                              Tax-Free Investments Trust; Director and President, Fund
                                              Management Company; Chief Cash Management Officer and
                                              Managing Director, Invesco Aim Capital Management, Inc.; and
                                              Vice President, Invesco Aim Advisors, Inc. and The AIM
                                              Family of Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------------

Lance A. Rejsek -- 1967         2005          Anti-Money Laundering Compliance Officer, Invesco Aim         N/A
Anti-Money Laundering                         Advisors, Inc., Invesco Aim Capital Management, Inc.,
Compliance Officer                            Invesco Aim Distributors, Inc., Invesco Aim Investment
                                              Services, Inc., Invesco Aim Private Asset Management, Inc.
                                              and The AIM Family of Funds(R)

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Todd L. Spillane -- 1958        2006          Senior Vice President, Invesco Aim Management Group, Inc.;    N/A
Chief Compliance Officer                      Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Chief Compliance Officer, The AIM Family of Funds(R),
                                              Invesco Global Asset Management (N.A.), Inc. (registered
                                              investment advisor), Invesco Institutional (N.A.), Inc.,
                                              (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private
                                              Capital, Inc. (registered investment advisor) and Invesco
                                              Senior Secured Management, Inc. (registered investment
                                              advisor); and Vice President, Invesco Aim Distributors, Inc.
                                              and Invesco Aim Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management,
                                              Inc. and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund's prospectus for information on the Fund's sub-advisors.

OFFICE OF THE FUND        INVESTMENT ADVISOR                     DISTRIBUTOR                            AUDITORS
11 Greenway Plaza         Invesco Aim Advisors, Inc.             Invesco Aim Distributors, Inc.         PricewaterhouseCoopers LLP
Suite 100                 11 Greenway Plaza                      11 Greenway Plaza                      1201 Louisiana Street
Houston, TX 77046-1173    Suite 100                              Suite 100                              Suite 2900
                          Houston, TX 77046-1173                 Houston, TX 77046-1173                 Houston, TX 77002-5678

COUNSEL TO THE FUND       COUNSEL TO THE                         TRANSFER AGENT                         CUSTODIAN
Stradley Ronon Stevens &  INDEPENDENT TRUSTEES                   Invesco Aim Investment Services, Inc.  State Street Bank and
Young, LLP                Kramer, Levin, Naftalis & Frankel LLP  P.O. Box 4739                          Trust Company
2600 One Commerce Square  1177 Avenue of the Americas            Houston, TX 77210-4739                 225 Franklin
Philadelphia, PA 19103    New York, NY 10036-2714                                                       Boston, MA 02110-2801

[GO PAPERLESS
   GRAPHIC]
------------------------------------------------------------------------------------------------------------------------------------

GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

o  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of     o  EFFICIENT. Stop waiting for regular mail. Your documents will
   trees used to produce paper.                                        be sent via email as soon as they're available.

o  ECONOMICAL. Help reduce your fund's printing and delivery        o  EASY. Download, save and print files using your home computer
   expenses and put more capital back in your fund's returns.          with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.

------------------------------------------------------------------------------------------------------------------------------------

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

------------------------------------------------------------------------------------------------------------------------------------

FUND HOLDINGS AND PROXY VOTING INFORMATION

   The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-09913 and 333-36074.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy
Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after January 20, 2010, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim- SERVICE MARK - is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco
Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc.,
Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset         [INVESCO AIM LOGO]
Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser       - SERVICE MARK -
firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                                                           invescoaim.com   CPB-AR-1   Invesco Aim Distributors, Inc.

ITEM 2. CODE OF ETHICS.

     As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

FEES BILLED BY PWC RELATED TO THE REGISTRANT

     PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                                Percentage of Fees
                                                Billed Applicable                            Percentage of Fees
                                                   to Non-Audit                             Billed Applicable to
                                                Services Provided                            Non-Audit Services
                           Fees Billed for     for fiscal year end                           Provided for fiscal
                          Services Rendered      2009 Pursuant to       Fees Billed for         year end 2008
                          to the Registrant         Waiver of        Services Rendered to    Pursuant to Waiver
                         for fiscal year end       Pre-Approval       the Registrant for       of Pre-Approval
                                 2009             Requirement(1)     fiscal year end 2008      Requirement(1)
                         -------------------   -------------------   --------------------   --------------------
Audit Fees                     $296,296                N/A                 $259,468                  N/A
Audit-Related Fees (2)         $  6,000                  0%                $      0                    0%
Tax Fees(3)                    $ 59,206                  0%                $ 64,876                    0%
All Other Fees                 $      0                  0%                $      0                    0%
                               --------                                    --------
Total Fees                     $361,502                  0%                $324,344                    0%

PWC billed the Registrant aggregate non-audit fees of $65,206 for the fiscal year ended 2009, and $64,876 for the fiscal year ended 2008, for non-audit services rendered to the Registrant.

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Audit-Related Fees for the fiscal year ended August 31, 2009 includes fees billed for completing agreed-upon procedures related to fund mergers.

(3) Tax fees for the fiscal year end August 31, 2009 includes fees billed for reviewing tax returns and consultation services. Tax fees for the fiscal year end August 31, 2008 includes fees billed for reviewing tax returns and consultation services.

FEES BILLED BY PWC RELATED TO INVESCO AIM AND INVESCO AIM AFFILIATES

     PWC billed Invesco Aim Advisers, Inc. ("Invesco Aim"), the Registrant's adviser, and any entity controlling, controlled by or under common control with Invesco Aim that provides ongoing services to the Registrant ("Invesco Aim Affiliates") aggregate fees for pre-approved non-audit services rendered to Invesco Aim and Invesco Aim Affiliates for the last two fiscal years as follows:

                        Fees Billed for                                Fees Billed for
                       Non-Audit Services                            Non-Audit Services
                      Rendered to Invesco     Percentage of Fees     Rendered to Invesco     Percentage of Fees
                      Aim and Invesco Aim    Billed Applicable to    Aim and Invesco Aim    Billed Applicable to
                     Affiliates for fiscal    Non-Audit Services       Affiliates for        Non-Audit Services
                       year end 2009 That     Provided for fiscal   fiscal year end 2008    Provided for fiscal
                         Were Required           year end 2009       That Were Required        year end 2008
                       to be Pre-Approved     Pursuant to Waiver     to be Pre-Approved    Pursuant to Waiver of
                      by the Registrant's       of Pre-Approval      by the Registrant's        Pre-Approval
                        Audit Committee         Requirement(1)         Audit Committee         Requirement(1)
                     ---------------------   --------------------   --------------------   ---------------------
Audit-Related Fees             $0                     0%                     $0                      0%
Tax Fees                       $0                     0%                     $0                      0%
All Other Fees                 $0                     0%                     $0                      0%
                              ---                                           ---
Total Fees(2)                  $0                     0%                     $0                      0%

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, Invesco Aim and Invesco Aim Affiliates to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed Invesco Aim and Invesco Aim Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2009, and $0 for the fiscal year ended 2008, for non-audit services rendered to Invesco Aim and Invesco Aim Affiliates.

     The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco Aim and Invesco Aim Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC's independence. To the extent that such services were provided, the Audit Committee determined that the provision of such services is compatible with PWC maintaining independence with respect to the Registrant.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 18, 2006

STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

NON-AUDIT SERVICES

The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

     1. Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:

               a. The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

               b. Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

     2. Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

     3.   Document the substance of its discussion with the Audit Committees.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor's independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

     - Bookkeeping or other services related to the accounting records or financial statements of the audit client

     -    Financial information systems design and implementation

     - Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

     -    Actuarial services

     -    Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

     -    Management functions

     -    Human resources

     -    Broker-dealer, investment adviser, or investment banking services

     -    Legal services

     -    Expert services unrelated to the audit

     -    Any service or product provided for a contingent fee or a commission

     - Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

     - Tax services for persons in financial reporting oversight roles at the Fund

     - Any other service that the Public Company Oversight Board determines by regulation is impermissible.

     PwC advised the Funds' Audit Committee that PwC had identified following matter for consideration under the SEC's auditor independence rules.

     PwC became aware that certain aspects of investment advisory services provided by a PwC network member Firm's Wealth Advisory Practice to its clients (generally high net worth individuals not associated with Invesco) were inconsistent with the SEC's auditor independence requirements of the SEC. The technical violations occurred as a result of professionals of the Wealth Advisory Practice making a single recommendation of an audit client's product to its clients rather than also identifying one or more suitable alternatives for the Wealth Advisory Practice's client to consider. The Wealth Advisory Practice also received commissions from the fund manager. With respect to Invesco and its affiliates, there were 33 cases of single product recommendation and 20 cases of commissions received totaling approximately (pound)7,000. These violations occurred over a two year period and ended in November 2007.

     It should be noted that at no time did The Wealth Advisory Practice recommend products on behalf Invesco and its affiliates. Additionally, members of the audit engagement team were not aware of these violations or services; the advice provided was based on an understanding of the investment objectives of the clients of the Wealth Advisory Practice and not to promote the Company and its affiliates, and the volume and nature of the violations were insignificant. Although PwC received commissions, PwC derived no economic benefit from the commission as any commissions received were deducted from the time based fees charged to the investor client and created no incentive for PwC to recommend the investment.

     PwC advised the Audit Committee that it believes its independence had not been adversely affected as it related to the audits of the Funds by this matter. In reaching this conclusion, PwC noted that during the time of its audits, the engagement team was not aware of the services provided and noted the insignificance of the services provided. Based on the foregoing, PwC did not believe this matter affected PwC's ability to act objectively and impartially and to issue a report on financial statements as the Funds' independent auditor, and, believes that a reasonable investor with knowledge of all the facts would agree with this conclusion.

     Based upon PwC's review, discussion and representations above, the audit committee, in its business judgment, concurred with PwC's conclusions in relation to its independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

          Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of December 15, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 15, 2009, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)   Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Counselor Series Trust


By: /s/ Philip A. Taylor
    ------------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: January 29, 2010

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ------------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: January 29, 2010


By: /s/ Sheri Morris
    ------------------------------------
    Sheri Morris
    Principal Financial Officer

Date: January 29, 2010

                                  EXHIBIT INDEX

12(a)(1)   Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company
           Act of 1940.